UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3006

John Hancock Bond Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02110
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette
Senior Attorney and Assistant Secretary
601 Congress Street
Boston, Massachusetts 02110
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:      May 31

Date of reporting period:     May 31, 2005

ITEM 1.  REPORT TO SHAREHOLDERS.


JOHN HANCOCK
Investment Grade Bond Fund

5.31.2005

Annual Report

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

[A photo of Keith F. Hartstein, President and Chief Executive Officer of John Hancock Funds, LLC, flush left next to first paragraph.]

CEO CORNER

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Your expenses
page 8

Fund's investments
page 10

Financial statements
page 19

Trustees & officers
page 35

For more information
page 41


To Our Shareholders,

I am pleased to be writing to you as the new President and Chief Executive Officer of John Hancock Funds, LLC, following the departure of James A. Shepherdson to pursue other opportunities. In addition, on July 25, 2005, your fund's Board of Trustees appointed me to the roles of President and Chief Executive Officer of your fund.

As a means of introduction, I have been involved in the mutual fund industry since 1985. I have been with John Hancock Funds for the last 15 years, most recently as executive vice president of retail sales and marketing and a member of the company's executive and investment committees. In my former capacity, I was responsible for all aspects of the distribution and marketing of John Hancock Funds' open-end and closed-end mutual funds. Outside of John Hancock, I have served as Chairman of the Investment Company Institute (ICI) Sales Force Marketing Committee since September of 2003.

It is an exciting time to be at John Hancock Funds, and I am grateful for the opportunity to lead and shape its further growth. With the acquisition of John Hancock by Manulife Financial Corporation in April 2004, we are receiving broad support toward the goal of providing our shareholders with excellent investment opportunities and a more complete lineup of choices for the discerning investor.

As you may have read, John Hancock recently entered into an agreement with GMO, a Boston-based institutional money manager, to acquire eight of their mutual funds. In addition, we are in the process of adding five "Lifestyle Portfolio" funds-of-funds that blend multiple fund offerings from internal and external money managers to create a broadly diversified asset allocation portfolio. Look for more information about these exciting additions to the John Hancock family of funds in your fourth quarter shareholder newsletter.

Although there has been a change in executive-level management, rest assured that the one thing that never wavers is John Hancock Funds' commitment to placing the needs of shareholders above all else. We are all dedicated to the task of working with you and your financial advisors to help you reach your long-term financial goals.

Sincerely,

/S/ Keith F. Hartstein

Keith F. Hartstein,
President and Chief Executive Officer

This commentary reflects the CEO's views as of May 31, 2005. They are subject to change at any time.

YOUR FUND
AT A GLANCE

The Fund seeks a
high level of current
income, consistent
with preservation of
capital and mainte-
nance of liquidity, by
normally investing
at least 80% of its
assets in invest-
ment-grade bonds
(securities rated
from AAA to BBB.)

Over the last twelve months

* Most of the bond market's gains during the past year came from long-term bonds, which rallied as their yields declined.

* Lower-quality securities also did well, benefiting from an improved financial outlook at many corporations.

* The Fund's emphasis on longer-term bonds helped performance, while its higher-quality bias and below-average sensitivity to interest rate changes restrained returns.


[Bar chart with heading "John Hancock Investment Grade Bond Fund." Under the heading is a note that reads "Fund performance for the year ended May 31, 2005." The chart is scaled in increments of 2% with 0% at the bottom and 8% at the top. The first bar represents the 5.79% total return for Class A shares. The second bar represents the 5.01% total return for Class B shares. The third bar represents the 5.00% total return for Class C shares and the fourth bar represents the 6.23% total return for Class I shares. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested. These returns do not reflect the deduction of the maximum sales charge, which would reduce the performance shown above."]


Top 10 issuers

22.2%   Federal National Mortgage Assn.
12.3%   Federal Home Loan Mortgage Corp.
12.1%   United States Treasury
 4.2%   Federal Home Loan Bank
 3.4%   Government National Mortgage Assn.
 1.8%   Greenwich Capital Commercial Funding Corp.
 1.5%   SBC Communications, Inc.
 1.2%   Wells Fargo Mortgage Backed Securities Trust
 1.2%   Washington Mutual, Inc.
 1.0%   Citigroup

As a percentage of net assets on May 31, 2005.

BY BARRY H. EVANS, CFA, HOWARD C. GREENE, CFA, AND JEFFREY N. GIVEN, CFA, PORTFOLIO MANAGERS

MANAGERS'
REPORT

JOHN HANCOCK
Investment Grade Bond Fund

The bond market rallied over the year ended May 31, 2005, with the biggest gains coming from longer-maturity and lower-quality securities. Moderate economic growth, decent job increases and a tame long-term inflation outlook created a favorable backdrop for bonds. Higher oil prices and a decline in the value of the U.S. dollar, however, fanned near-term inflationary concerns. The Federal Reserve responded by gradually raising a key short-term interest rate, known as the federal funds rate. By the period's end, the fed funds rate had climbed to 3.00%, up from 1.00% a year earlier. Short-term bond yields climbed in anticipation of the Fed's moves, while long-term bond yields fell on benign long-term inflation expectations. Prices on short-term bonds fell, while those on longer-term bonds rallied.

Low-quality leadership

Bonds with lower credit ratings did particularly well, as the economy improved and interest rates stayed relatively low. Investors continued to reach for yield, while gaining renewed confidence in corporate issuers' ability to keep up with interest payments. Many companies improved their cash flows, paid down or refinanced loans to bolster their balance sheets, and delivered strong profits and earnings. In this environment, high-yield bonds outpaced investment-grade corporate bonds. Corporate bonds, however, beat Treasuries, which edged out both mortgage bonds and government agency securities.

"The bond market rallied over
 the year ended May 31, 2005,
 with the biggest gains coming
 from longer-maturity and lower-
 quality securities."

Performance review

For the year ended May 31, 2005, John Hancock Investment Grade Bond Fund's Class A, Class B, Class C and Class I shares returned 5.79%, 5.01%, 5.00% and 6.23%, respectively, at net asset value.

Over the same period, the average intermediate investment-grade debt fund returned 6.00%, according to Lipper, Inc.,1 while the Lehman Aggregate Bond Index returned 6.82%. Keep in mind that your net asset value return will differ from the Fund's performance if you were not invested for the entire period and did not reinvest all distributions. For longer-term performance information, please see pages six and seven.

[Photos of Barry Evans, Howard Greene and Jeff Given flush right next to first paragraph.]

Gains from yield curve positioning

The Fund benefited from its emphasis on long-term bonds. Early on, we expected rising short-term interest rates to cause the yield curve to flatten. The yield curve is a graph that plots Treasury yields on short-to-long maturities. When short-term yields rise faster than long-term yields, the yield curve flattens. We sold short-term bonds and added to the Fund's stake in bonds with 10- to 30-year maturities, which worked well as long-term bond yields declined. The Fund's higher quality bias, however, hampered relative returns. Unlike many of its peers, the Fund does not own high yield securities. In addition, the Fund had a shorter duration than either its peer group or the Lehman Brothers index. Duration measures a bond's sensitivity to changes in interest rates. A shorter duration means a bond's price will not fall as much when interest rates rise or, conversely, rise as much when interest rates fall. The Fund's shorter duration reflected our expectations that interest rates would rise across the yield curve. When yields on long-term bonds declined instead, the Fund lost ground.

"Mortgage bonds, which repre
 sented the Fund's heaviest sector
 concentration, continued to benefit
 from strong demand..."

Positive contribution from corporate bonds

The Fund's sizable stake in corporate bonds helped returns. Top gainers included bonds issued by AOL Time Warner, a BBB+-rated media giant, and Hutchison Whampoa International, an A-rated conglomerate based in Hong Kong. The AOL Time Warner bonds, which were 30-year issues, benefited from declining long-term yields, as well as the company's solid cash flows, decent balance sheet and lack of exposure to rising commodity prices. The Hutchison Whampoa bonds rallied as demand from export markets, including China, remained strong. The biggest disappointments came from the auto sector, where manufacturers struggled to make money, improve their product lines and address burdensome pension issues. The ratings agencies downgraded General Motors
(GM), which hurt returns across the sector. We sold investments in GM and Daimler-Chrysler, while reducing the Fund's stake in Ford issues. As yields on corporate bonds moved closer to comparable maturity Treasuries, we trimmed our corporate stake by selectively selling lower-rated issues.

[Table at top left-hand side of page entitled "Quality distribution 2." The first listing is AAA-66%, the second is AA-4%, the third is A-9%, the fourth is BBB-15% and the fifth is BB-1%.]

Shift toward agencies and ARMs

We invested some of the proceeds from these sales into government agency bonds and adjustable rate mortgages (ARMs). Agencies and ARMs offered similar, if not better, yields than corporate bonds, along with less credit risk. On the agency side, we bought short-maturity callable bonds. Callable bonds, which can be called or redeemed by the issuer, usually perform well as interest rates rise and redemptions slow. We also added high quality, non-agency hybrid ARMs, issued by firms like Bank of America, Wells Fargo and Washington Mutual.

[Pie chart at middle of page with heading "Portfolio diversification 2." The chart is divided into four sections (from top to left): U.S. agency securities 43%, Corporate bonds 40%, U.S. government bonds 12% and Short-term investments & other 5%.]

Few changes to mortgage stake

Mortgage bonds, which represented the Fund's heaviest sector concentration, continued to benefit from strong demand, diminishing supply and the decline in 10-year Treasury yields. Our focus remained on mortgage bonds with current coupons (or stated interest rates) between 5% and 6%. The Fund's bias toward bonds with 15-year maturities modestly hindered returns as 30-year securities led the market. During the second half of the period, we added a few collateralized mortgage obligations (CMOs). These are high quality, structured products that tend to do slightly better than traditional mortgage bonds when interest rates fall. Elsewhere, the Fund's stake in asset-backed securities and commercial mortgage-backed securities declined as issues we owned matured or were paid down. We shifted the proceeds into Treasuries, focusing on longer-term securities with maturities between 10 and 30 years.

[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "PERIOD'S PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is AOL Time Warner followed by an up arrow with the phrase "Declining long-term yields, improved financial condition of company." The second listing is Hutchison Whampoa followed by an up arrow with the phrase "Strong demand from export markets." The third listing is General Motors followed by a down arrow with the phrase "Credit ratings downgrade, pressures on profits."]

Potential for more stable interest rates

The pace of economic growth appears to have moderated, which may lead to more stable interest rates. In this type of environment, we plan to look for opportunities to enhance yield while minimizing credit risk. Our emphasis will most likely remain on mortgage bonds and other sectors with a yield advantage over Treasuries. We do not expect, however, to add to our stake in corporate bonds as long as other sectors offer comparable yields and lower credit risk. We plan to maintain exposure to Treasuries, whose yields remain higher than those on government bonds in other countries. In anticipation of a more stable interest rate environment, we also expect to keep the Fund's duration closer to neutral.

"The pace of economic growth
 appears to have moderated,
 which may lead to more stable
 interest rates."

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. The managers' statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on May 31, 2005.

A LOOK AT
PERFORMANCE

For the period ended
May 31, 2005

                              Class A      Class B      Class C      Class I 1
Inception date               12-31-91     12-31-91       4-1-99      7-28-03

Average annual returns with maximum sales charge (POP)
One year                         1.01%        0.01%        4.00%        6.23%
Five years                       6.13         6.00         6.31           --
Ten years                        5.66         5.54           --           --
Since inception                    --           --         5.27         4.64

Cumulative total returns with maximum sales charge (POP)
One year                         1.01         0.01         4.00         6.23
Five years                      34.65        33.84        35.79           --
Ten years                       73.48        71.53           --           --
Since inception                    --           --        37.22         8.72

SEC 30-day yield as of May 31, 2005
                                 3.25         2.65         2.66         3.91

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 4.5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund's current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund's Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the Fund's Class I share prospectus.

GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in the Lehman Brothers Aggregate Bond Index.

[Line chart with the heading "GROWTH OF $10,000." Within the chart are three lines. The first line represents the Lehman Brothers Aggregate Bond Index and is equal to $19,389 as of May 31, 2005. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Investment Grade Bond Fund, before sales charge, and is equal to $18,172 as of May 31, 2005. The third line represents the same hypothetical $10,000 investment made in the John Hancock Investment Grade Bond Fund, after sales charge, and is equal to $17,348 as of May 31, 2005.]

                                    Class B 1    Class C 1    Class I 2
Period beginning                    5-31-95       4-1-99      7-28-03
Investment Grade Bond Fund          $17,153      $13,722      $10,872
Index                                19,389       14,755       10,906

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund's Class B, Class C and Class I shares, respectively, as of May 31, 2005. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Lehman Brothers Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 No contingent deferred sales charge applicable.

2 For certain types of investors as described in the Fund's Class I share prospectus.

YOUR
EXPENSES

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

* Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

* Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund's actual ongoing operating expenses, and is based on your fund's actual return. It assumes an account value of $1,000.00 on November 30, 2004, with the same investment held until May 31, 2005.

Account value                           Expenses paid
$1,000.00         Ending value          during period
on 11-30-04         on 5-31-05          ended 5-31-05 1

Class A              $1,024.00                  $5.26
Class B               1,020.20                   8.99
Class C               1,020.20                   9.09
Class I               1,026.00                   3.04

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at May 31, 2005 by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Example

 --                                --      --              --
| My account value  /                |    | "expenses paid"  |      My
|                  / $1,000.00 = 8.6 | X $|                  | =  actual
|    $8,600.00    /                  |    |    from table    |   expenses
 --                                --      --              --

Hypothetical example for comparison purposes

This table allows you to compare your fund's ongoing operating expenses with those of any other fund. It provides an example of the Fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annual return before expenses (which is not your fund's actual return). It assumes an account value of $1,000.00 on November 30, 2004, with the same investment held until May 31, 2005. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

Account value                           Expenses paid
$1,000.00         Ending value          during period
on 11-30-04         on 5-31-05          ended 5-31-05 1

Class A              $1,019.70                  $5.25
Class B               1,016.00                   8.97
Class C               1,015.90                   9.07
Class I               1,021.90                   3.03

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund's annualized expense ratio of 1.05%, 1.79%, 1.80% and 0.60% for Class A, Class B, Class C and Class I, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
May 31, 2005

This schedule is divided into three main categories: bonds, U.S.
government and agencies securities and short-term investments. The bonds are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.

                                                   Interest       Maturity       Credit     Par value
Issuer, description                                    rate       date           rating (A)     (000)           Value
Bonds 40.43%                                                                                              $67,344,591
(Cost $66,660,785)

Airlines 0.26%                                                                                                431,470
Continental Airlines, Inc.,
Pass Thru Ctf Ser 1999-1A                             6.545%      02-02-19       A-              $157         154,988
Pass Thru Ctf Ser 2000-2                              7.707       04-02-21       BBB              280         276,482

Asset Management & Custody Banks 0.69%                                                                      1,155,411
Rabobank Capital Fund II,
Perpetual Bond (5.260% to 12-31-13
then variable) (S)                                    5.260       12-29-49       AA             1,130       1,155,411

Broadcasting & Cable TV 0.82%                                                                               1,368,222
British Sky Broadcasting Group Plc,
Gtd Note (United Kingdom)                             7.300       10-15-06       BBB-             350         364,875
Continental Cablevision, Inc.,
Deb                                                   9.500       08-01-13       BBB              950       1,003,347

Commodity Chemicals 0.32%                                                                                     532,610
RPM International, Inc.,
Sr Note                                               6.250       12-15-13       BBB              500         532,610

Consumer Finance 3.52%                                                                                      5,871,579
Capital One Bank,
Sr Note (L)                                           6.875       02-01-06       BBB              500         509,541
CIT Group, Inc.,
Sr Note                                               7.750       04-02-12       A              1,000       1,170,140
Crestar Capital Trust I,
Gtd Cap Securities                                    8.160       12-15-26       A-               590         643,484
Ford Motor Credit Co.,
Note                                                  7.375       10-28-09       BBB-             705         681,956
Household Finance Corp.,
Note                                                  6.375       10-15-11       A                450         495,675
ING Capital Funding Trust III,
Perpetual Bond (8.439% to
12-31-10 then variable)                               8.439       12-29-49       A-             1,000       1,182,907

See notes to
financial statements.


10


FINANCIAL STATEMENTS

                                                   Interest       Maturity       Credit     Par value
Issuer, description                                    rate       date           rating (A)     (000)           Value
Consumer Finance (continued)
UBS Preferred Funding Trust I,
Perpetual Bond (8.622% to
10-01-10 then variable)                               8.622%      10-29-49       AA-           $1,000      $1,187,876

Diversified Banks 1.12%                                                                                     1,858,257
Chuo Mitsui Trust,
Perpetual Note (5.506% to
04-15-15 then variable) (Japan) (S)                   5.506       12-15-49       Baa2             250         239,006
Citicorp,
Sub Note                                              7.250       10-15-11       A+             1,000       1,155,951
Wachovia Corp.,
Sub Note                                              5.250       08-01-14       A-               445         463,300

Diversified Commercial Services 0.33%                                                                         543,514
Hutchison Whampoa International Ltd.,
Note (United Kingdom) (S)                             6.500       02-13-13       A-               500         543,514

Diversified Financial Services 1.71%                                                                        2,847,570
Beaver Valley Funding Corp.,
Sec Lease Obligation Bond                             9.000       06-01-17       BB+            1,020       1,229,794
Glencore Funding LLC,
Gtd Note (S)                                          6.000       04-15-14       BBB-             755         723,427
St. George Funding Co.,
Perpetual Bond (8.485% to
06-30-17 then variable) (Australia) (S)               8.485       12-31-49       Baa1             795         894,349

Electric Utilities 3.77%                                                                                    6,273,107
BVPS II Funding Corp.,
Collateralized Lease Bond                             8.330       12-01-07       BB+              661         714,263
FPL Energy National Wind,
Sec Note (S)                                          5.608       03-10-24       BBB-             260         265,353
HQI Transelect Chile S.A.,
Sr Note (Chile)                                       7.875       04-15-11       A-               800         915,366
Monterrey Power S.A. de C.V.,
Sr Sec Bond (Mexico) (S)                              9.625       11-15-09       BBB              388         445,227
Pinnacle West Capital Corp.,
Sr Note                                               6.400       04-01-06       BBB-           1,000       1,014,917
Progress Energy, Inc.,
Sr Note                                               6.750       03-01-06       BBB-             415         423,107
System Energy Resources, Inc.,
Sec Bond (S)                                          5.129       01-15-14       BBB              899         893,710
TransAlta Corp.,
Note (Canada)                                         5.750       12-15-13       BBB-           1,000       1,047,599
Waterford 3 Funding Corp.,
Sec Lease Obligation Bond                             8.090       01-02-17       BBB-             498         553,565

See notes to
financial statements.


11


FINANCIAL STATEMENTS

                                                   Interest       Maturity       Credit     Par value
Issuer, description                                    rate       date           rating (A)     (000)           Value
Food Retail 0.17%                                                                                            $284,882
Safeway, Inc.,
Deb                                                   7.250%      02-01-31       BBB             $250         284,882

Forest Products 0.60%                                                                                         994,542
Weyerhaeuser Co.,
Deb                                                   7.125       07-15-23       BBB              895         994,542

Health Care Facilities 0.17%                                                                                  281,180
Manor Care, Inc.,
Gtd Note                                              6.250       05-01-13       BBB              265         281,180

Health Care Services 0.62%                                                                                  1,034,662
Caremark Rx, Inc.,
Sr Note                                               7.375       10-01-06       BBB-           1,000       1,034,662

Hotels, Resorts & Cruise Lines 0.94%                                                                        1,570,191
Harrah's Operating Co., Inc.,
Gtd Sr Note                                           5.500       07-01-10       BBB-             525         535,383
Hyatt Equities LLC,
Note (S)                                              6.875       06-15-07       BBB            1,000       1,034,808

Hypermarkets & Super Centers 0.11%                                                                            182,475
Controladora Comercial Mexicana S.A.
de C.V.,
Sr Note (Mexico) (S)                                  6.625       06-01-15       BBB-             180         182,475

Insurance Brokers 0.30%                                                                                       506,989
Marsh & McLennan Cos., Inc.,
Sr Note                                               5.375       03-15-07       BBB              500         506,989

Integrated Oil & Gas 0.26%                                                                                    440,625
Pemex Project Funding Master Trust,
Gtd Note                                              9.125       10-13-10       BBB              375         440,625

Integrated Telecommunication Services 0.17%                                                                   276,950
SBC Communications, Inc.,
Bond                                                  6.450       06-15-34       A                250         276,950

Multi-Media 0.86%                                                                                           1,440,251
AOL Time Warner, Inc.,
Deb                                                   7.625       04-15-31       BBB+             500         624,021
News America Holdings,
Deb                                                   9.500       07-15-24       BBB-             600         816,230

Pharmaceuticals 0.63%                                                                                       1,046,927
Wyeth,
Note                                                  5.500       03-15-13       A              1,000       1,046,927

Property & Casualty Insurance 0.23%                                                                           375,297
Markel Corp.,
Sr Note                                               7.350       08-15-34       BBB-             340         375,297

See notes to
financial statements.


12


FINANCIAL STATEMENTS

                                                   Interest       Maturity       Credit     Par value
Issuer, description                                    rate       date           rating (A)     (000)           Value
Real Estate Investment Trusts 0.51%                                                                          $850,394
iStar Financial, Inc.,
Sr Note                                               7.000%      03-15-08       BBB-            $800         850,394

Real Estate Management & Development 1.00%                                                                  1,671,983
Post Apartment Homes,
Sr Note                                               5.125       10-12-11       BBB              585         598,741
Socgen Real Estate Co. LLC,
Perpetual Bond Ser A (7.64% to
09-30-07) (S)                                         7.640       12-29-49       A              1,000       1,073,242

Regional Banks 1.12%                                                                                        1,872,882
Greater Bay Bancorp,
Sr Note                                               5.125       04-15-10       BBB-             645         651,956
HSBC Capital Funding L.P.,
Perpetual Note (9.547% to
06-30-10 then variable)
(Channel Islands) (S)                                 9.547       12-29-49       A-             1,000       1,220,926

Specialized Finance 7.88%                                                                                  13,125,751
Bank of America Mortgage Securities, Inc.,
Mtg Pass Thru Ctf Ser 2005-C
Class 2A1 (P)                                         4.733       04-25-35       AAA              989         990,578
Bear Stearns Commericial Mortgage
Securities, Inc.,
Commercial Sub Bond
Ser 2004-ESA Class C (S)                              4.937       05-14-16       AA             1,000       1,019,031
Centex Home Equity Loan Trust,
Home Equity Loan Asset-Backed Ctf
Ser 2004-A Class AF-4                                 4.510       08-25-32       AAA            1,500       1,503,587
Countrywide Alternative Loan Trust,
Asset Backed Pass Thru Ctf
Ser 2004-24CB Class 1A1                               6.000       11-25-34       AAA              821         838,067
Asset Backed Pass Thru Ctf
Ser 2005-6 Class 2A1                                  5.500       04-25-35       Aaa              506         512,339
Asset Backed Pass Thru Ctf
Ser 2005-J1 Class 3A1 (M)                             6.500       08-25-32       AAA              483         491,022
Credit-Based Asset Servicing
and Securitization LLC,
Mtg Ln Asset Backed Ctf
Ser 2004-CB4 Class A3                                 4.632       05-25-35       AAA            1,000       1,005,174
Doral Financial Corp.,
Note (Puerto Rico) (P)                                3.975       07-20-07       BB               500         463,288
Global Signal Trust,
Sub Bond Ser 2004-1A Class D (S)                      5.098       01-15-34       BBB            1,000         990,020
Sub Bond Ser 2004-2A Class D (S)                      5.093       12-15-14       Baa2             265         260,528

See notes to
financial statements.


13


FINANCIAL STATEMENTS

                                                   Interest       Maturity       Credit     Par value
Issuer, description                                    rate       date           rating (A)     (000)           Value
Special Finance (continued)
Greenwich Capital Commercial
Funding Corp.,
Commercial Mtg Pass Thru Ctf
Ser 2003-C1 Class A-4                                 4.111%      07-05-35       AAA           $3,000      $2,915,925
Impac Secured Assets Corp.,
Mtg Pass Thru Ctf Ser 2004-1
Class A3                                              3.710       03-25-34       AAA            1,145       1,138,495
Residential Asset Mortgage Products, Inc.,
Mtg Pass Thru Ctf Ser 2004-RS7
Class AI-2                                            4.000       09-25-25       AAA            1,000         997,697

Telecommunication Services 3.46%                                                                            5,757,139
Bellsouth Corp.,
Deb                                                   6.300       12-15-15       A                518         554,967
SBC Communications Captial Corp.,
Note Ser E                                            7.000       10-01-12       A              2,000       2,138,664
Telecom de Puerto Rico,
Sr Sub Note (Puerto Rico)                             6.650       05-15-06       BBB+           1,000       1,022,122
Telecom Italia Capital,
Gtd Sr Note (Luxembourg) (S)                          4.950       09-30-14       BBB+           1,000         987,011
Verizon Florida, Inc.,
Sr Deb Ser F                                          6.125       01-15-13       A+               500         531,786
Verizon Pennsylvania, Inc.,
Note Ser A                                            5.650       11-15-11       A+               500         522,589

Telecommunications Equipment 1.77%                                                                          2,947,268
AT&T Wireless Services, Inc.,
Sr Note                                               8.750       03-01-31       A                500         694,419
Corning, Inc.,
Note                                                  5.900       03-15-14       BBB-             500         508,304
France Telecom S.A.,
Note (France)                                         8.500       03-01-11       A-               700         814,311
Sprint Capital Corp.,
Sr Note                                               6.875       11-15-28       BBB-             820         930,234

Thrifts & Mortgage Finance 6.42%                                                                           10,695,088
Bear Stearns Adjustable Rate Mortgage Trust,
Mtg Pass Thru Ctf
Ser 2003-9 Class 3A2 (P)                              5.026       02-25-34       AAA              414         416,331
Chaseflex Trust,
Pass Thru Ctf Ser 2005-2 Class 4A1                    5.000       05-25-20       AAA              900         913,230
Citigroup Mortgage Loan Trust,
Mtg Pass Thru Ctf
Ser 2004-UST1 Class A4 (P)                            4.387       08-25-34       AAA              480         475,426

See notes to
financial statements.


14


FINANCIAL STATEMENTS

                                                   Interest       Maturity       Credit     Par value
Issuer, description                                    rate       date           rating (A)     (000)           Value
Thrifts & Mortgage Finance (continued)
First Horizon Alternative Mortgage Securities,
Mtg Pass Thru Ctf
Ser 2004-AA5 Class B1 (P)                             5.265%      11-25-34       AA              $999      $1,007,899
GSR Mortgage Loan Trust,
Mtg Pass Thru Ctf
Ser 2004-9 Class B1 (P)                               4.379       08-25-34       AA               468         462,979
Indymac Index Mortgage Loan Trust,
Asset Backed Ctf
Ser 2004-AR13 Class B1                                5.296       01-25-35       AA               315         317,887
Asset Backed Ctf
Ser 2005-AR5 Class B1 (P)                             5.461       05-25-35       AA               345         353,408
JP Morgan Mortgage Trust,
Mtg Pass Thru Ctf
Ser 2004-A2 Class 2A2                                 4.070       05-25-34       AAA              935         919,905
Mtg Pass Thru Ctf
Ser 2005-A2 Class 1A1 (P)                             4.778       04-25-35       AAA              840         843,076
MLCC Mortgage Investors, Inc.,
Asset Backed Ctf Ser 2004-1 Class 2A1 (P)             4.774       12-25-34       Aaa              944         948,023
First Horizon Alternative Mortgage Securities,
CMO Sub Bond Ser 2005-1 Class B1 (P)                  4.378       05-25-35       AAA              215         212,586
Washington Mutual, Inc.,
Asset Backed Ctf
Ser 2004-AR14 Class A1                                4.283       01-25-35       AAA              959         958,547
Mtg Ln Pass Thru Ctf
Ser 2005-AR4 Class B1                                 4.684       04-25-35       AA               965         951,923
Wells Fargo Mortgage Backed
Securities Trust,
Mtg Pass Thru Ctf Ser 2004Z Class 2A1 (P)             4.605       12-25-34       AAA              929         929,593
Mtg Pass Thru Ctf Ser 2005-AR2
Class 3A1                                             4.968       03-25-35       Aaa              973         984,275

Trucking 0.13%                                                                                                209,067
Hertz Corp.,
Note                                                  4.700       10-02-06       BBB-             210         209,067

Wireless Telecommunication Services 0.54%                                                                     898,308
America Movil S.A. de C.V.,
Sr Note (Mexico)                                      5.750       01-15-15       BBB              500         506,967
Crown Castle Towers LLC,
Sub Bond Ser 2005-1A Class D (N)                      5.612       06-15-35       Baa2             390         391,341

See notes to
financial statements.


15


FINANCIAL STATEMENTS

                                                   Interest       Maturity       Credit     Par value
Issuer, description                                    rate       date           rating (A)     (000)           Value
U.S. government and agencies securities 55.06%                                                            $91,709,437
(Cost $91,359,799)

Government U.S. 12.11%                                                                                     20,166,624
United States Treasury,
Bond (L)                                              6.250%      08-15-23       AAA           $1,500       1,848,046
Bond (L)                                              5.375       02-15-31       AAA            1,955       2,264,134
Inflation Indexed Note (L)                            3.375       04-15-32       AAA            1,148       1,563,725
Inflation Indexed Note (L)                            2.000       07-15-14       AAA            1,025       1,060,953
Note (L)                                              5.250       11-15-28       AAA            3,235       3,630,404
Note (L)                                              4.000       03-15-10       AAA              640         646,600
Note (L)                                              4.000       04-15-10       AAA            2,490       2,515,677
Note (L)                                              4.000       02-15-15       AAA            3,995       3,985,636
Note (L)                                              3.875       02-15-13       AAA            2,650       2,651,449

Government U.S. Agency 42.95%                                                                              71,542,813
Federal Home Loan Bank,
Bond                                                  4.500       04-11-08       AAA            2,000       2,008,688
Bond                                                  4.430       04-07-08       AAA            1,000       1,005,577
Bond                                                  4.250       03-24-08       AAA            1,000         996,712
Bond                                                  4.250       05-16-08       AAA            1,000       1,003,277
Bond                                                  3.730       01-04-08       AAA            2,000       1,986,564
Federal Home Loan Mortgage Corp.,
15 Yr Pass Thru Ctf                                   8.500       06-01-06       AAA               66          68,567
15 Yr Pass Thru Ctf                                   4.500       05-01-19       AAA            4,256       4,240,615
30 Yr Pass Thru Ctf                                   6.000       02-01-33       AAA            1,219       1,254,536
30 Yr Pass Thru Ctf                                   6.000       08-01-34       AAA            2,038       2,096,124
30 Yr Pass Thru Ctf                                   6.000       10-01-34       AAA               89          91,646
30 Yr Pass Thru Ctf                                   5.500       04-01-33       AAA            1,083       1,101,114
CMO REMIC 2836-QD                                     5.000       09-15-27       AAA            2,095       2,133,344
CMO REMIC 2929-PE                                     5.000       05-15-33       AAA              750         748,711
CMO REMIC 2901-UB                                     5.000       03-15-33       AAA            1,270       1,270,018
CMO REMIC 2640-WA                                     3.500       03-15-33       AAA            2,574       2,515,936
Note                                                  5.125       11-07-13       AAA            1,000       1,005,590
Note                                                  4.300       05-05-08       AAA              880         884,174
Note                                                  4.300       09-24-08       AAA            1,000       1,005,628
Note                                                  4.250       03-28-08       AAA            2,000       2,002,602
Federal National Mortgage Assn.,
15 Yr Pass Thru Ctf                                   5.000       05-01-18       AAA            2,572       2,606,843
15 Yr Pass Thru Ctf                                   5.000       08-01-19       AAA            1,244       1,259,599
15 Yr Pass Thru Ctf                                   5.000       09-01-19       AAA            1,888       1,911,578
15 Yr Pass Thru Ctf                                   5.000       10-01-19       AAA            2,524       2,555,259
15 Yr Pass Thru Ctf                                   4.500       06-01-18       AAA            4,752       4,740,980
30 Yr Adj Rate Mtg (P)                                5.850       03-01-14       AAA                4           4,600
30 Yr Adj Rate Mtg (P)                                5.850       06-01-14       AAA               15          15,985
30 Yr Adj Rate Mtg (P)                                4.460       03-01-27       AAA               35          36,058

See notes to
financial statements.


16


FINANCIAL STATEMENTS

                                                   Interest       Maturity       Credit     Par value
Issuer, description                                    rate       date           rating (A)     (000)           Value
Government U.S. Agency (continued)
Federal National Mortgage Assn., (continued)
30 Yr Pass Thru Ctf                                   6.500%      07-01-34       AAA           $1,591      $1,653,667
30 Yr Pass Thru Ctf                                   5.500       01-01-33       AAA            4,358       4,426,565
30 Yr Pass Thru Ctf (M)                               5.500       06-01-33       AAA            2,580       2,614,670
30 Yr Pass Thru Ctf                                   5.500       05-01-34       AAA              781         792,600
30 Yr Pass Thru Ctf                                   5.500       09-01-34       AAA            1,797       1,823,677
30 Yr Pass Thru Ctf                                   5.000       07-01-33       AAA              861         862,579
30 Yr Pass Thru Ctf                                   5.000       02-01-34       AAA            1,351       1,352,653
30 Yr Pass Thru Ctf (M)                               5.000       06-15-35       AAA            3,915       3,911,328
CMO REMIC 2003-58-AD                                  3.250       07-25-33       AAA              879         850,244
CMO REMIC 2003-49-JE                                  3.000       04-25-33       AAA            1,227       1,166,213
Note                                                  4.500       04-01-08       AAA            1,630       1,631,452
Note (L)                                              4.300       05-05-08       AAA            1,755       1,762,038
Note                                                  4.000       03-10-08       AAA            1,000       1,000,394
Financing Corp.,
Bond                                                 10.350       08-03-18       AAA            1,000       1,561,417
Government National Mortgage Assn.,
15 Yr Pass Thru Ctf                                   7.500       04-15-13       AAA              608         647,364
30 Yr Pass Thru Ctf                                   6.000       12-20-33       AAA            2,800       2,890,283
30 Yr Pass Thru Ctf                                   5.500       07-15-34       AAA            2,000       2,045,344


                                                                            Interest        Par value
Issuer, description, maturity date                                              rate            (000)           Value

Short-term investments 5.86%                                                                               $9,763,000
(Cost $9,763,000)

Joint Repurchase Agreement 5.86%                                                                            9,763,000
Investment in a joint repurchase agreement
transaction with Barclays Capital, Inc. --
Dated 5-31-05, due 6-1-05 (secured by
U.S. Treasury Inflation Indexed Bond 3.625%
due 4-15-28 and U.S. Treasury Inflation Indexed
Note 2.000% due 1-15-14)                                                       2.970%          $9,763       9,763,000

Total investments 101.35%                                                                                $168,817,028

Other assets and liabilities, net (1.35%)                                                                 ($2,247,242)

Total net assets 100.00%                                                                                 $166,569,786

See notes to
financial statements.


17


FINANCIAL STATEMENTS

Notes to Schedule of Investments

(A) Credit ratings are unaudited and are rated by Moody's Investors
    Service where Standard & Poor's ratings are not available.

(L) All or a portion of this security is on loan as of May 31, 2005.

(M) These securities having an aggregate value of $7,017,020, or 4.21% of the Fund's net assets, have been purchased as forward commitments--that is, the Fund has agreed on trade date to take delivery of and to make payment for these securities on a delayed basis subsequent to the date of this schedule. The purchase price and interest rate of these securities are fixed at trade date, although the Fund does not earn any interest on these until settlement date. The Fund has segregated assets with a current value at least equal to the amount of the forward commitments.
    Accordingly, the market value of $2,667,213 of Federal National Mortgage
    Assn., 5.500%, 1-01-33, $511,255 of Federal National Mortgage Assn.,
    5.000%, 5-01-18, and $3,969,514 of Federal National Mortgage Assn.,
    4.500%, 6-01-18, and has been segregated to cover the forward commitments.

(N) This security having an aggregate value of $391,341 or 0.24% of the Fund's net assets, has been purchased on a when issued basis. The purchase price and the interest rate of such securities are fixed at trade date, although the Fund does not earn any interest on such securities until settlement date. The Fund has instructed its custodian bank to segregate assets with a current value at least equal to the amount of its when issued commitments. Accordingly, the market value of $399,870 of Federal
    National Mortgage Assn., 5.000%, 5-01-18 has been segregated to cover the when issued commitments.

(P) Represents rate in effect on May 31, 2005.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
    Rule 144A securities amounted to $11,928,038 or 7.16% of the Fund's net assets as of May 31, 2005.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, the security is U.S.
    dollar-denominated.

    The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.


See notes to
financial statements.

FINANCIAL STATEMENTS

ASSETS AND
LIABILITIES

May 31, 2005

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value and
the maximum
offering price
per share.

Assets
Investments, at value (cost $167,783,584)
including $22,523,679 of securities loaned                       $168,817,028
Cash                                                                      629
Receivable for investments sold                                     4,537,623
Receivable for shares sold                                            109,851
Interest receivable                                                 1,418,196
Other assets                                                           37,360

Total assets                                                      174,920,687

Liabilities
Payable for investments purchased                                   8,038,518
Payable for shares repurchased                                         47,301
Dividends payable                                                      71,308
Payable to affiliates
Management fees                                                        58,245
Distribution and service fees                                          10,592
Other                                                                  41,262
Other payables and accrued expenses                                    83,675

Total liabilities                                                   8,350,901

Net assets
Capital paid-in                                                   168,957,426
Accumulated net realized loss on investments
and financial futures contracts                                    (3,607,291)
Net unrealized appreciation of investments
and financial futures contracts                                     1,033,444
Accumulated net investment income                                     186,207

Net assets                                                       $166,569,786

Net asset value per share
Based on net asset values and shares outstanding --
the Fund has an unlimited number of shares
authorized with no par value
Class A ($135,953,459 [DIV] 13,511,307 shares)                         $10.06
Class B ($22,311,536 [DIV] 2,217,318 shares)                           $10.06
Class C ($8,303,745 [DIV] 825,227 shares)                              $10.06
Class I ($1,046 [DIV] 104 shares)                                      $10.06

Maximum offering price per share
Class A 1 ($10.06 [DIV] 95.5%)                                         $10.53

1 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to
financial statements.

FINANCIAL STATEMENTS

OPERATIONS

For the year ended
May 31, 2005

This Statement
of Operations
summarizes the
Fund's investment
income earned and
expenses incurred
in operating the
Fund. It also shows
net gains (losses)
for the period
stated.

Investment income
Interest                                                           $8,598,205
Securities lending                                                     47,731

Total investment income                                             8,645,936

Expenses
Investment management fees                                            705,899
Class A distribution and service fees                                 349,647
Class B distribution and service fees                                 276,097
Class C distribution and service fees                                  90,053
Transfer agent fees                                                   386,557
Custodian fees                                                         65,174
Printing                                                               62,439
Registration and filing fees                                           55,152
Accounting and legal services fees                                     41,768
Professional fees                                                      37,227
Miscellaneous                                                          34,141
Trustees' fees                                                          7,307
Interest                                                                4,976
Securities lending fees                                                 1,846

Total expenses                                                      2,118,283

Less expense reductions                                               (24,839)

Net expenses                                                        2,093,444

Net investment income                                               6,552,492

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments                                                           148,014
Financial futures contracts                                          (791,195)

Change in net unrealized appreciation (depreciation) of
Investments                                                         3,821,773
Financial futures contracts                                            38,539

Net realized and unrealized gain                                    3,217,131

Increase in net assets from operations                             $9,769,623

See notes to
financial statements.

FINANCIAL STATEMENTS

CHANGES IN
NET ASSETS

These Statements
of Changes in Net
Assets show how
the value of the
Fund's net assets
has changed
during the last
two  periods. The
difference reflects
earnings less
expenses, any
investment
gains and losses,
distributions, if
any, paid to
shareholders and
the net of Fund
share transactions.
                                                           Year          Year
                                                          ended         ended
                                                        5-31-04       5-31-05
Increase (decrease) in net assets
From operations

Net investment income                                $7,947,754    $6,552,492
Net realized gain (loss)                                591,777      (643,181)
Change in net unrealized
appreciation (depreciation)                         (11,207,854)    3,860,312

Increase (decrease) in net assets
resulting from operations                            (2,668,323)    9,769,623

Distributions to shareholders
From net investment income
Class A                                              (6,996,478)   (5,926,147)
Class B                                              (1,626,339)     (966,358)
Class C                                                (401,926)     (314,661)
Class I                                                     (43)          (48)
                                                     (9,024,786)   (7,207,214)
From Fund share transactions                        (43,979,610)  (23,410,650)

Net assets
Beginning of period                                 243,090,746   187,418,027

End of period 1                                    $187,418,027  $166,569,786

1 Includes accumulated net investment income of $90,246 and $186,207, respectively.

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

FINANCIAL
HIGHLIGHTS

CLASS A SHARES


The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

Period ended                                         5-31-01 1     5-31-02 1,2     5-31-03     5-31-04     5-31-05
Per share operating performance
Net asset value,
beginning of period                                    $9.18         $9.64           $9.78      $10.47       $9.92
Net investment income 3                                 0.60          0.48            0.43        0.40        0.39
Net realized and unrealized
gain (loss) on investments                              0.46          0.19            0.75       (0.50)       0.18
Total from
investment operations                                   1.06          0.67            1.18       (0.10)       0.57
Less distributions
From net investment income                             (0.60)        (0.53)          (0.49)      (0.45)      (0.43)
Net asset value, end of period                         $9.64         $9.78          $10.47       $9.92      $10.06
Total return 4 (%)                                     11.83          6.97           12.35       (0.97)       5.79 5

Ratios and supplemental data
Net assets, end of period
(in millions)                                           $145          $159            $176        $144        $136
Ratio of expenses
to average net assets (%)                               1.05          1.02            1.03        1.03        1.03
Ratio of adjusted expenses
to average net assets 6 (%)                               --            --              --          --        1.04
Ratio of net investment income
to average net assets (%)                               6.30          4.93            4.30        3.92        3.86
Portfolio turnover (%)                                   328           573             693         312         222

See notes to
financial statements.

FINANCIAL HIGHLIGHTS


CLASS B SHARES

Period ended                                         5-31-01 1     5-31-02 1,2     5-31-03     5-31-04     5-31-05
Per share operating performance
Net asset value,
beginning of period                                    $9.18         $9.64           $9.78      $10.47       $9.92
Net investment income 3                                 0.53          0.41            0.36        0.32        0.32
Net realized and unrealized
gain (loss) on investments                              0.46          0.19            0.74       (0.50)       0.17
Total from
investment operations                                   0.99          0.60            1.10       (0.18)       0.49
Less distributions
From net investment income                             (0.53)        (0.46)          (0.41)      (0.37)      (0.35)
Net asset value, end of period                         $9.64         $9.78          $10.47       $9.92      $10.06
Total return 4 (%)                                     11.03          6.18           11.52       (1.71)       5.01 5

Ratios and supplemental data
Net assets, end of period
(in millions)                                            $28           $35             $55         $33         $22
Ratio of expenses
to average net assets (%)                               1.77          1.77            1.78        1.78        1.78
Ratio of adjusted expenses
to average net assets 6 (%)                               --            --              --          --        1.79
Ratio of net investment income
to average net assets (%)                               5.59          4.18            3.54        3.17        3.12
Portfolio turnover (%)                                   328           573             693         312         222

See notes to
financial statements.

FINANCIAL HIGHLIGHTS


CLASS C SHARES

Period ended                                         5-31-01 1     5-31-02 1,2     5-31-03     5-31-04     5-31-05
Per share operating performance
Net asset value,
beginning of period                                    $9.18         $9.64           $9.78      $10.47       $9.92
Net investment income 3                                 0.53          0.40            0.35        0.32        0.32
Net realized and unrealized
gain (loss) on investments                              0.46          0.19            0.75       (0.50)       0.17
Total from
investment operations                                   0.99          0.59            1.10       (0.18)       0.49
Less distributions
From net investment income                             (0.53)        (0.45)          (0.41)      (0.37)      (0.35)
Net asset value, end of period                         $9.64         $9.78          $10.47       $9.92      $10.06
Total return 4 (%)                                     11.00          6.17           11.52       (1.71)       5.00 5

Ratios and supplemental data
Net assets, end of period
(in millions)                                             $2            $7             $12         $10          $8
Ratio of expenses
to average net assets (%)                               1.80          1.77            1.78        1.78        1.78
Ratio of adjusted expenses
to average net assets 6 (%)                               --            --              --          --        1.79
Ratio of net investment income
to average net assets (%)                               5.42          4.18            3.48        3.17        3.12
Portfolio turnover (%)                                   328           573             693         312         222

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

CLASS I SHARES

Period ended                                         5-31-04 7   5-31-05
Per share operating performance
Net asset value,
beginning of period                                   $10.17       $9.92
Net investment income 3                                 0.46        0.44
Net realized and unrealized
gain (loss) on investments                             (0.29)       0.17
Total from
investment operations                                   0.17        0.61
Less distributions
From net investment income                             (0.42)      (0.47)
Net asset value, end of period                         $9.92      $10.06
Total return 4 (%)                                      2.34 8      6.23

Ratios and supplemental data
Net assets, end of period
(in millions)                                             -- 9        -- 9
Ratio of expenses
to average net assets (%)                               0.48 10     0.49
Ratio of net investment income
to average net assets (%)                               4.59 10     4.40
Portfolio turnover (%)                                   312         222

 1 Audited by previous auditor.

 2 As required, effective June 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The effect of this change on per share amounts for the year ended May 31, 2002, was to decrease net investment income per share by $0.05, increase net realized and unrealized gains per share by $0.05 and, had the Fund not made these changes to amortization and accretion, the ratio of net investment income to average net assets would have been 5.42%, 4.67% and 4.67% for Class A, Class B and Class C shares, respectively. Per share ratios and supplemental data for periods prior to June 1, 2001 have not been restated to reflect this change in presentation.

 3 Based on the average of the shares outstanding.

 4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

 5 Total return would have been lower had certain expenses not been reduced during the period shown.

 6 Does not take into consideration expense reductions during the period shown.

 7 Class I shares began operations on 7-28-03.

 8 Not annualized.

 9 Less than $500,000.

10 Annualized.

See notes to
financial statements.

NOTES TO
STATEMENTS

Note A
Accounting policies

John Hancock Investment Grade Bond Fund (the "Fund") is a diversified series of John Hancock Bond Trust, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to achieve high level of current income consistent with preservation of capital and maintenance of liquidity.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies
of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less maybe valued at amortized cost, which approximates market value.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of John Hancock Financial Services, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Some securities may be purchased on a "when-issued" or "forward commitment" basis, which means that the securities will be delivered to the Fund at a future date, usually beyond the customary settlement date.

Discount and premium
on securities

The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class I shares, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the year ended May 31, 2005.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. At May 31, 2005, the Fund loaned securities having a market value of $22,523,679 collateralized by securities in the amount of $23,215,907. Securities lending expenses are paid by the Fund to the Adviser.

Financial futures contracts

The Fund may buy and sell financial futures contracts. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund's instruments. At the time the Fund enters into financial futures contracts, it is required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin," equal to a certain percentage of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodities exchange on which it trades. Subsequent payments to and from the broker, known as "variation margin," are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments arising from this "mark to market" are recorded by the Fund as unrealized gains or losses.

When the contracts are closed, the Fund recognizes a gain or loss. Risks of entering into financial futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out financial futures positions because of position limits or limits on daily price fluctuation imposed by an exchange. For federal income tax purposes, the amount, character and timing of the Fund's gains and/or losses can be affected as a result of financial futures contracts.

The Fund had no open financial futures contracts on May 31, 2005.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $3,128,412 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: May 31, 2008 -- $482,530, May 31, 2012 -- $628,121 and May 31, 2013 -- $2,017,761. Net capital losses of $438,624, that are attributable to security transactions incurred after October 31, 2004, are treated as arising on June 1, 2005, the first day of the Fund's net taxable year.

Interest and distributions

Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund's net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day, and distributed monthly. During the year ended May 31, 2004, the tax character of distributions paid was as follows: ordinary income $9,024,786. During the year ended May 31, 2005, the tax character of distributions paid was as follows: ordinary income $7,207,214. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of May 31, 2005, the com ponents of dis trib u t able earn ings on a tax basis includ ed $276,136 of un dis tributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note B
Management fee and
transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser at an annual rate of 0.40% of the Fund's average daily net asset value. Effective July 1, 2005, the Fund will pay a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.40% of the first $1,500,000,000 of the Fund's average daily net asset value and (b) 0.385% of the

Fund's daily net asset value in excess of $1,500,000,000.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.25% of Class A average daily net asset value and 1.00% of Class B and Class C average daily net asset value. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the year ended May 31, 2005, JH Funds received net up-front sales charges of $117,662 with regard to sales of Class A shares. Of this amount, $14,068 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $41,673 was paid as sales commissions to unrelated broker-dealers and $61,921 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. Prior to July 15, 2004, Class C shares were assessed up-front sales charges. During the year ended May 31, 2005, JH Funds received net up-front sales charges of $1,539 with regard to sales of Class C shares. Of this amount, $1,472 was paid as sales commissions to unrelated broker-dealers and $67 was paid as sales commissions to sales personnel of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended May 31, 2005, CDSCs received by JH Funds amounted to $57,355 for Class B shares and $894 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of JHLICo. For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.015% of each class's average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. For Class I shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of the average daily net asset value. Signature Services agreed to voluntarily reduce the Fund's asset-based portion of the transfer agent fee if the total transfer agent fee exceeds the Lipper, Inc. median transfer agency fee for comparable mutual funds by 0.05%. Accordingly, the transfer agent expense for Class A, Class B and Class C shares was reduced by $24,839 for the year ended May 31, 2005. Signature Services reserves the right to terminate this limitation at any time.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the year amounted to $41,768. The Fund also paid the Adviser the amount of $1,330 for certain publishing services, included in the printing fees.

The Adviser and other subsidiaries of JHLICo owned 102 Class I shares of beneficial interest of the Fund on May 31, 2005.

The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compen sation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note C
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value.


                                  Year ended 5-31-04            Year ended 5-31-05
                              Shares          Amount        Shares          Amount
Class A shares
Sold                       1,843,128     $18,772,590     1,260,575     $13,050,393
Distributions reinvested     581,925       5,901,646       515,922       4,765,212
Repurchased               (4,663,030)    (47,425,358)   (2,817,588)    (28,261,901)
Net decrease              (2,237,977)   ($22,751,122)   (1,041,091)   ($10,446,296)

Class B shares
Sold                         766,512      $7,595,212       459,567      $4,617,968
Distributions reinvested     100,859       1,246,525        75,058         751,759
Repurchased               (2,810,162)    (28,518,067)   (1,674,932)    (16,801,929)
Net decrease              (1,942,791)   ($19,676,330)   (1,140,307)   ($11,432,202)

Class C shares
Sold                         283,959      $2,898,872       140,209      $1,407,432
Distributions reinvested      29,183         296,129        23,971         240,175
Repurchased                 (466,561)     (4,748,211)     (316,956)     (3,179,750)
Net decrease                (153,419)    ($1,553,210)     (152,776)    ($1,532,143)

Class I shares
Sold                             100          $1,010             8             $75
Distributions reinvested           4              42            --              --
Repurchased                       --              --            (8)            (84)
Net increase (decrease)          104          $1,052           (--)            ($9)

Net decrease              (4,334,083)   ($43,979,610)   (2,334,174)   ($23,410,650)

Note D
Investment
transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the year ended May 31, 2005, aggregated $220,583,583 and $227,396,357, respectively. Purchases and proceeds from maturities of obligations of U.S. government aggregated $152,891,899 and $167,073,421 respectively, during the year ended May 31, 2005.

The cost of investments owned on May 31, 2005, including short-term investments, for federal income tax purposes, was $168,292,146. Gross unrealized appreciation and depreciation of investments aggregated $1,706,860 and $1,181,978, respectively, resulting in net unrealized appreciation of $524,882. The difference between book basis and tax basis net unrealized appreciation of investments is attributable to the tax deferral of losses on certain sales of securities and amortization of premiums.

Note E
Reclassification
of accounts

During the year ended May 31, 2005, the Fund reclassified amounts to reflect an increase in accumulated net realized loss on investments of $1,169,900, an increase in accumulated net investment income of $750,683 and an increase in capital paid-in of $419,217. This represents the amounts necessary to report these balances on a tax basis, excluding certain temporary differences, as of May 31, 2005. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America, book and tax differences in accounting for deferred compensation and premium amortization tax adjustment. The calculation of net investment income per share in the Fund's Financial Highlights excludes these adjustments.

Shareholder meeting (unaudited)

On December 1, 2004, a Special Meeting of shareholders of the Fund was held to elect nine Trustees, effective January 1, 2005.

Proxies covering 12,917,427 shares of beneficial interest were voted at the meeting.

The shareholders elected the following Trustees to serve until their respective successors are duly elected and qualified, with the votes tabulated as follows:

                                                 WITHHELD
                              FOR               AUTHORITY
----------------------------------------------------------------------
James F. Carlin               12,558,552          358,875
Richard P. Chapman, Jr.       12,529,783          387,644
William H. Cunningham         12,541,075          376,352
Ronald R. Dion                12,554,485          362,942
Charles L. Ladner             12,558,282          359,145
Dr. John A. Moore             12,526,077          391,350
Patti McGill Peterson         12,552,307          365,120
Steven R. Pruchansky          12,551,690          365,737
James A. Shepherdson*         12,557,233          360,194

* Mr. James A. Shepherdson resigned effective July 15, 2005.

Change in
Independent Auditor
(unaudited)

Based on the recommendation of the Audit Committee of the Fund, the Board of Trustees has determined not to retain Deloitte & Touche LLP as the Fund's Independent Registered Public Accounting Firm and voted to appoint PricewaterhouseCoopers LLP for the fiscal year ended May 31, 2006. During the two most recent fiscal years, Deloitte & Touche LLP's audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports qualified as to uncertainty, audit scope or accounting principles. Further, there were no disagreements between the Fund and Deloitte & Touche LLP on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of Deloitte & Touche LLP, would have caused them to make reference to the disagreement in their reports.

AUDITORS'
REPORT

Report of Deloitte
& Touche LLP,
Independent
Registered Public
Accounting Firm

To the Board of Trustees of John Hancock Bond Trust and Shareholders of John Hancock Investment Grade Bond Fund,

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of John Hancock Investment Grade Bond Fund (the "Fund"), as of May 31, 2005, and the related statement of operations for the year then ended, and the statement of changes in net assets for the years ended May 31, 2005 and 2004 and the financial highlights for each of the years in the three-year period ended May 31, 2005. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years in the two-year period ended May 31, 2002, were audited by other auditors whose report dated July 5, 2002, expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned at May 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of May 31, 2005, and the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
July 25, 2005

TAX
INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended May 31, 2005.

With respect to the ordinary dividends paid by the Fund for the fiscal year ended May 31, 2005, none of the dividends qualify for the corporate dividends-received deduction.

Shareholders will be mailed a 2005 U.S. Treasury Department Form 1099-DIV in January 2006. This will reflect the total of all distributions that are taxable for calendar year 2005.

TRUSTEES
& OFFICERS

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.


Independent Trustees

Name, age                                                                                                       Number of
Position(s) held with Fund                                                                  Trustee             John Hancock
Principal occupation(s) and other                                                           of Fund             funds overseen
directorships during past 5 years                                                           since 1             by Trustee
Charles L. Ladner, 2 Born: 1938                                                             1994                51
Independent Chairman (since 2004); Chairman and Trustee, Dunwoody
Village, Inc. (retirement services) (until 2003); Senior Vice President and
Chief Financial Officer, UGI Corporation (public utility holding company)
(retired 1998); Vice President and Director for AmeriGas, Inc. (retired
1998); Director of AmeriGas Partners, L.P. (until 1997) (gas distribution);
Director, EnergyNorth, Inc. (until 1995); Director, Parks and History
Association (since 2001).

James F. Carlin, Born: 1940                                                                 1994                51
Director and Treasurer, Alpha Analytical Inc. (analytical laboratory) (since 1985);
Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc. (since 1995);
Part Owner and Vice President, Mone Lawrence Carlin Insurance Agency, Inc.
(since 1996); Director and Treasurer, Rizzo Associates (engineering) (until 2000);
Chairman and CEO, Carlin Consolidated, Inc. (management/investments) (since
1987); Director and Partner, Proctor Carlin & Co., Inc. (until 1999); Trustee,
Massachusetts Health and Education Tax Exempt Trust (since 1993); Director of the following: Uno Restaurant Corp. (until 2001), Arbella Mutual (insurance)
(until 2000), HealthPlan Services, Inc. (until 1999), Flagship Healthcare, Inc. (until
1999), Carlin Insurance Agency, Inc. (until 1999); Chairman, Massachusetts
Board of Higher Education (until 1999).

Richard P. Chapman, Jr.,2 Born: 1935                                                        2005                51
President and Chief Executive Officer, Brookline Bancorp Inc. (lending)
(since 1972); Director, Lumber Insurance Co. (insurance) (until 2000);
Chairman and Director, Northeast Retirement Services, Inc. (retirement administration) (since 1998).

William H. Cunningham, Born: 1944                                                           1991                51
Former Chancellor, University of Texas System and former President of the
University of Texas, Austin, Texas; Chairman and CEO, IBT Technologies
(until 2001); Director of the following: The University of Texas Investment
Management Company (until 2000), Hire.com (until 2004), STC Broadcasting,
Inc. and Sunrise Television Corp. (electronic manufacturing) (until 2001),
Symtx, Inc. (electronic manufacturing) (since 2001), Adorno/Rogers Technology,
Inc. (until 2004), Pinnacle Foods Corporation (until 2003), rateGenius (Internet


35


Independent Trustees (continued)

Name, age                                                                                                       Number of
Position(s) held with Fund                                                                  Trustee             John Hancock
Principal occupation(s) and other                                                           of Fund             funds overseen
directorships during past 5 years                                                           since 1             by Trustee
William H. Cunningham, Born: 1944 (continued)                                               1991                51
service) (until 2003), Jefferson-Pilot Corporation (diversified life insurance company) (since 1985), New Century Equity Holdings (formerly Billing Concepts)
(until 2001), eCertain (until 2001), ClassMap.com (until 2001), Agile Ventures
(until 2001), LBJ Foundation (until 2000), Golfsmith International, Inc.
(until 2000), Metamor Worldwide (until 2000), AskRed.com (until 2001),
Southwest Airlines (since 2000) and Introgen (since 2000); Advisory Director,
Q Investments (until 2003); Advisory Director, Chase Bank (formerly Texas
Commerce Bank -- Austin) (since 1988), LIN Television (since 2002), WilTel
Communications (until 2003) and Hayes Lemmerz International, Inc.
(diversified automotive parts supply company) (since 2003).

Ronald R. Dion, Born: 1946                                                                  1998                51
Chairman and Chief Executive Officer, R.M. Bradley & Co., Inc.; Director,
The New England Council and Massachusetts Roundtable; Trustee, North
Shore Medical Center; Director, Boston Stock Exchange; Director, BJ's
Wholesale Club, Inc. and a corporator of the Eastern Bank; Trustee,
Emmanuel College; Director, Boston Municipal Research Bureau;
Member of the Advisory Board, Carroll Graduate School of Management
at Boston College.

John A. Moore, 2 Born: 1939                                                                 2005                51
President and Chief Executive Officer, Institute for Evaluating Health
Risks, (nonprofit institution) (until 2001); Chief Scientist, Sciences
International (health research) (until 2003); Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT (nonprofit research) (since 2002).

Patti McGill Peterson, 2 Born: 1943                                                         2005                51
Executive Director, Council for International Exchange of Scholars and
Vice President, Institute of International Education (since 1998);
Senior Fellow, Cornell Institute of Public Affairs, Cornell University (until
1998); Former President of Wells College and St. Lawrence University;
Director, Niagara Mohawk Power Corporation (until 2003); Director, Ford
Foundation, International Fellowships Program (since 2002); Director,
Lois Roth Endowment (since 2002); Director, Council for International
Educational Exchange (since 2003).

Steven R. Pruchansky, Born: 1944                                                            1994                51
Chairman and Chief Executive Officer, Greenscapes of Southwest
Florida, Inc. (since 2000); Director and President, Greenscapes of
Southwest Florida, Inc. (until 2000); Managing Director, JonJames, LLC
(real estate) (since 2001); Director, First Signature Bank & Trust Company
(until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell
Building Corp. (until 1991).


36



Principal officers who are not Trustees

Name, age
Position(s) held with Fund                                                                                      Officer
Principal occupation(s) and                                                                                     of Fund
directorships during past 5 years                                                                               since
Keith F. Hartstein, Born: 1956                                                                                  2005
President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director,
President and Chief Executive Officer, John Hancock Advisers, LLC (the
"Adviser") and The Berkeley Financial Group, LLC ("The Berkeley Group")
(holding company); Director, President and Chief Executive Officer, John
Hancock Funds, LLC. ("John Hancock Funds"); Director, President and Chief
Executive Officer, Sovereign Asset Management Corporation ("SAMCorp.");
Director, John Hancock Signature Services, Inc.; Director, Chairman and
President, NM Capital Management, Inc. (NM Capital); Chairman, Investment
Company Institute Sales Force Marketing Committee (since 2003); Executive
Vice President, John Hancock Funds, LLC (until 2005).

William H. King, Born: 1952                                                                                     1994
Vice President and Treasurer
Vice President and Assistant Treasurer, the Adviser; Vice President and Treasurer of each of the John Hancock funds; Assistant Treasurer of each of the John Hancock funds (until 2001).


The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available, without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit Committee.

OUR FAMILY
OF FUNDS

--------------------------------------------------------
Equity                Balanced Fund
                      Classic Value Fund
                      Core Equity Fund
                      Focused Equity Fund
                      Greater China Opportunities Fund
                      Growth Trends Fund
                      International Fund
                      Large Cap Equity Fund
                      Large Cap Select Fund
                      Mid Cap Growth Fund
                      Multi Cap Growth Fund
                      Small Cap Fund
                      Small Cap Equity Fund
                      Small Cap Growth Fund
                      Sovereign Investors Fund
                      U.S. Global Leaders Growth Fund

--------------------------------------------------------
Sector                Financial Industries Fund
                      Health Sciences Fund
                      Real Estate Fund
                      Regional Bank Fund
                      Technology Fund
                      Technology Leaders Fund

--------------------------------------------------------
Income                Bond Fund
                      Government Income Fund
                      High Income Fund
                      High Yield Fund
                      Investment Grade Bond Fund
                      Strategic Income Fund

--------------------------------------------------------
Tax-Free Income       California Tax-Free Income Fund
                      High Yield Municipal Bond Fund
                      Massachusetts Tax-Free Income Fund
                      New York Tax-Free Income Fund
                      Tax-Free Bond Fund

--------------------------------------------------------
Money Market          Money Market Fund
                      U.S. Government Cash Reserve

A fund's investment objectives, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291 or visit our Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

ELECTRONIC
DELIVERY

Now available from
John Hancock Funds

Instead of sending annual and semiannual reports and prospectuses through the U.S. mail, we'll notify you by e-mail when these documents are available for online viewing.

How does electronic delivery benefit you?

* No more waiting for the mail to arrive; you'll receive an e-mail notification as soon as the document is ready for online viewing.

* Reduces the amount of paper mail you receive from John Hancock Funds.

* Reduces costs associated with printing and mailing.

Sign up for electronic delivery today at www.jhfunds.com/edelivery

OUR WEB SITE

A wealth of information --
www.jhfunds.com

View the latest information for your account.
------------------------------------------------
Transfer money from one account to another.
------------------------------------------------
Get current quotes for major market indexes.
------------------------------------------------
Use our online calculators to help you with your
financial goals.
------------------------------------------------
Get up-to-date commentary from John Hancock
Funds investment experts.
------------------------------------------------
Access forms, applications and tax information.
------------------------------------------------

For more information

The Fund's proxy voting policies, procedures and records are available without charge, upon request:

By phone            On the Fund's Web site        On the SEC's Web site

1-800-225-5291      www.jhfunds.com/proxy         www.sec.gov


Investment adviser

John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Principal distributor

John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian

The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent

John Hancock Signature
Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel

Wilmer Cutler Pickering
Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

Independent registered
public accounting firm

Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022

The Fund's investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291, or visit the Fund's Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.


How to contact us

Internet    www.jhfunds.com

Mail        Regular mail:                          Express mail:
            John Hancock                           John Hancock
            Signature Services, Inc.               Signature Services, Inc.
            1 John Hancock Way, Suite 1000         Mutual Fund Image Operations
            Boston, MA 02217-1000                  529 Main Street
                                                   Charlestown, MA 02129

Phone       Customer service representatives       1-800-225-5291
            24-hour automated information          1-800-338-8080
            TDD line                               1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission's Web site, www.sec.gov.

[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of
the shareholders of John Hancock
Investment Grade Bond Fund.


5500A  5/05
       7/05

JOHN HANCOCK
Government Income Fund

5.31.2005

Annual Report

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

[A photo of Keith F. Hartstein, President and Chief Executive Officer of John Hancock Funds, LLC, flush left next to first paragraph.]

CEO CORNER

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Your expenses
page 8

Fund's investments
page 10

Financial statements
page 14

Trustees & officers
page 29

For more information
page 33


To Our Shareholders,

I am pleased to be writing to you as the new President and Chief Executive Officer of John Hancock Funds, LLC, following the departure of James A. Shepherdson to pursue other opportunities. In addition, on July 25, 2005, your fund's Board of Trustees appointed me to the roles of President and Chief Executive Officer of your fund.

As a means of introduction, I have been involved in the mutual fund industry since 1985. I have been with John Hancock Funds for the last 15 years, most recently as executive vice president of retail sales and marketing and a member of the company's executive and investment committees. In my former capacity, I was responsible for all aspects of the distribution and marketing of John Hancock Funds' open-end and closed-end mutual funds. Outside of John Hancock, I have served as Chairman of the Investment Company Institute (ICI) Sales Force Marketing Committee since September of 2003.

It is an exciting time to be at John Hancock Funds, and I am grateful for the opportunity to lead and shape its further growth. With the acquisition of John Hancock by Manulife Financial Corporation in April 2004, we are receiving broad support toward the goal of providing our shareholders with excellent investment opportunities and a more complete lineup of choices for the discerning investor.

As you may have read, John Hancock recently entered into an agreement with GMO, a Boston-based institutional money manager, to acquire eight of their mutual funds. In addition, we are in the process of adding five "Lifestyle Portfolio" funds-of-funds that blend multiple fund offerings from internal and external money managers to create a broadly diversified asset allocation portfolio. Look for more information about these exciting additions to the John Hancock family of funds in your fourth quarter shareholder newsletter.

Although there has been a change in executive-level management, rest assured that the one thing that never wavers is John Hancock Funds' commitment to placing the needs of shareholders above all else. We are all dedicated to the task of working with you and your financial advisors to help you reach your long-term financial goals.

Sincerely,

/S/ Keith F. Hartstein

Keith F. Hartstein,
President and Chief Executive Officer

This commentary reflects the CEO's views as of May 31, 2005. They are subject to change at any time.

YOUR FUND
AT A GLANCE

The Fund seeks a
high level of current
income, consistent
with preservation of
capital. Maintaining
a stable share price
is a secondary goal.
The Fund pursues
these goals by
normally investing
at least 80% of its
assets in obligations
issued by or
guaranteed by
the U.S. government
and its agencies.

Over the last twelve months

* The Federal Reserve raised short-term interest rates at a measured pace throughout the year.

* Short-term bond yields moved higher in anticipation of the Fed's moves, but long-term bond yields fell, as rising energy costs curbed spending and inflation expectations.

* The Fund benefited from having a sizable stake in mortgage bonds, but lost ground by not being fully prepared for a decline in long-term bond yields.

[Bar chart with heading "John Hancock Government Income Fund." Under the heading is a note that reads "Fund performance for the year ended May 31, 2005." The chart is scaled in increments of 4% with 0% at the bottom and 8% at the top. The first bar represents the 5.31% total return for Class A shares. The second bar represents the 4.53% total return for Class B shares and the third bar represents the 4.53% total return for Class C shares. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested. These returns do not reflect the deduction of the maximum sales charge, which would reduce the performance shown above."]

Top issuers

34.7%   Federal National Mortgage Assn.
28.2%   U.S. Treasury
15.4%   Federal Home Loan Mortgage Corp.
 6.4%   Federal Home Loan Bank
 6.2%   Government National Mortgage Assn.
 3.4%   Financing Corp.
 1.8%   Province of Quebec
 0.6%   Countrywide Alternative Loan Trust

As a percentage of net assets on May 31, 2005.

BY BARRY H. EVANS, CFA, AND JEFFREY N. GIVEN, CFA, PORTFOLIO MANAGERS

MANAGERS'
REPORT

JOHN HANCOCK
Government
Income Fund

Government bonds rallied during the year ended May 31, 2005, fueled by strong gains from long-term bonds. A backdrop of moderate economic growth and decent job gains proved favorable for fixed-income markets. Rising oil prices and an improving economy, however, created some inflationary pressures that prompted the Federal Reserve to begin raising short-term interest rates at a measured pace. By period end, the federal funds rate -- a key overnight lending rate -- had risen to 3.00%, up from 1.00% a year earlier. In anticipation of the Fed's rate hikes, yields on short-term bonds rose, while prices declined. Yields on long-term bonds with maturities of 10 to 30 years fell, as rising energy costs slowed corporate and consumer spending, keeping inflation expectations in check. Long-term bonds, whose yields include an inflation premium, rallied, with 30-year Treasuries returning 20.92% for the year period. Over the same time, two-year Treasuries returned only 1.82%. Within the government sector, bond maturities mattered far more than sector allocation.

"Government bonds rallied
 during the year ended May 31,
 2005, fueled by strong gains
 from long-term bonds."

Performance review

John Hancock Government Income Fund's Class A, Class B and Class C shares returned 5.31%, 4.53% and 4.53%, respectively, at net asset value for the year ended May 31, 2005. These returned were behind the average general U.S. government fund, which returned 6.44%, according to Lipper, Inc. 1 During the same period, the Lehman Brothers Government Bond Index returned 6.48%. Keep in mind that your net asset value return will differ from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. For longer-term performance information, please see pages six and seven.

Solid gains from mortgage bonds

Mortgage bonds aided performance. The Fund had a sizable stake in mortgage securities, which are not included in the Lehman Brothers index. With interest rates at relatively low levels, we were attracted to the slight yield advantage that mortgage bonds offered over Treasuries. Returns in the sector also benefited from positive supply/ demand dynamics. As more homeowners chose the new hybrid adjustable rate mortgages, the supply of fixed-rate mortgages shrunk. At the same time, mortgage rates -- which are tied to yields on 10-year Treasury bonds -- declined, fueling strong demand. Our focus was on current coupon mortgage bonds with yields between 5% and 6%. We favored 15-year mortgage bonds because they tend to hold up better than 30-year bonds as interest rates rise. This bias modestly hampered returns as the sector's biggest gains came from 30-year issues.

[Photos of Barry Evans and Jeff Given flush right next to first paragraph.]

"Mortgage bonds aided
 performance."

Prepared for rising interest rates

The Fund's positioning along the yield curve further hurt performance. The yield curve is a graph that plots yields on short- to long-term Treasury bonds. Typically, short-term bonds have lower yields than long-term bonds, causing the curve to slope upward. As short-term yields rose and long-term yields fell, the shape of the yield curve flattened. Expecting yields to rise across the curve, we initially positioned the Fund with a significantly smaller stake in long-term securities than its benchmark. When interest rates rise, bond prices fall. Typically, long-term bonds suffer bigger price declines than short-term bonds in a rising rate environment. During the year, long-term yields surprised investors by dodging the Fed's rate hikes. While we increased the Fund's investments in Treasuries with maturities of 10 to 30 years over the course of the period, it still had a lower stake in longer-term securities than we would have liked. The Fund's short duration relative to both the Lehman Brothers index and the Lipper peer group also hindered returns. Duration is a measure of a bond's sensitivity to interest rate changes. A shorter duration means a bond's price will fall less as interest rates rise, or rise less as interest rates fall. As long-term interest rates declined, the Fund's short duration held back returns.

Shift from mortgages into agencies and Treasuries

We reduced the Fund's stake in mortgage bonds during the second half of the period, using the proceeds to buy both agencies and Treasuries. We bought mainly short callable agencies, which offer a yield advantage over Treasuries. Callable bonds also pay a slightly higher yield than non-callable bonds because they can be redeemed (or called) before their due dates. They tend to do well when interest rates are rising because there is less likelihood that the issuer will "call" a bond that has a lower yield than prevailing rates. Agencies were also attractive because they have more predictable durations and less risk than mortgage bonds. When interest rates decline and homeowners refinance, mortgage bonds may get paid off early, causing investors to lose income. If interest rates rise and homeowners decide to stay put, mortgage bonds can extend beyond their expected life. When this happens, bond yields rise and prices fall. Agency issues do not carry these risks. We also trimmed foreign government bonds because we could get more of a yield advantage from U.S. government issues with comparable or lower risk. Our sales included Canadian provincial bonds, such as Hydro Quebec. These bonds, which have intermediate maturities between five and seven years, were weak performers as the yield curve flattened. We moved the proceeds from these sales into long-term Treasuries.

[Pie chart at middle of page with heading "Portfolio diversification 2." The chart is divided into four sections (from top to left): U.S. agency securities 66%, U.S. government securities 28%, Short-term investments & other 4% and Other bonds 2%.]

Potential for more stable interest rates

The bond market's outlook seems uncertain. Recent economic data seems mixed, and inflation -- while up -- still seems benign. Although bond yields reflect expectations that the Fed may raise interest rates a few more times, many investors think we could then see a Fed pause. If so, we may see a more stable interest rate environment. Our plan is to focus on enhancing the Fund's yield advantage. We will most likely keep a sizable stake in the mortgage sector, which tends to do well when interest rates are relatively stable. We also plan to keep the Fund's duration closer to neutral, a shift we began before the period's end. We believe U.S. government bonds will continue to benefit from yields that, while low, remain attractive relative to bonds issued by other countries.

"We believe U.S. government
 bonds will continue to benefit
 from yields that, while low, remain
 attractive relative to bonds issued
 by other countries."

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. The managers' statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on 5-31-05.

A LOOK AT
PERFORMANCE

For the period ended
May 31, 2005

                                           Class A      Class B      Class C
Inception date                             9-30-94      2-23-88       4-1-99

Average annual returns with maximum sales charge (POP)
One year                                      0.59%       -0.47%        3.53%
Five years                                    5.48         5.33         5.65
Ten years                                     5.36         5.24           --
Since inception                                 --           --         4.55

Cumulative total returns with maximum sales charge (POP)
One year                                      0.59        -0.47         3.53
Five years                                   30.54        29.65        31.61
Ten years                                    68.60        66.59           --
Since inception                                 --           --        31.57

SEC 30-day yield as of May 31, 2005
                                              3.19         2.60         2.60

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 4.5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund's current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund's Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in the Lehman Brothers Government Bond Index.

[Line chart with the heading "GROWTH OF $10,000." Within the chart are three lines. The first line represents the Lehman Brothers Government Bond Index and is equal to $19,039 as of May 31, 2005. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Government Income Fund, before sales charge, and is equal to $17,658 as of May 31, 2005. The third line represents the same hypothetical $10,000 investment made in the John Hancock Government Income Fund, after sales charge, and is equal to $16,860 as of May 31, 2005.]

                                    Class B 1    Class C 1
Period beginning                    5-31-95       4-1-99
Government Income Fund              $16,659      $13,157
Index                                19,039       14,588

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund's Class B and Class C shares, respectively, as of May 31, 2005. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Lehman Brothers Government Bond Index is an unmanaged index of U.S. Treasury and government agency bonds.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 No contingent deferred sales charge applicable.

YOUR
EXPENSES

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

* Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

* Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund's actual ongoing operating expenses, and is based on your fund's actual return. It assumes an account value of $1,000.00 on November 30, 2004, with the same investment held until May 31, 2005.

Account value                           Expenses paid
$1,000.00         Ending value          during period
on 11-30-04         on 5-31-05          ended 5-31-05 1

Class A              $1,024.50                  $5.36
Class B               1,020.70                   9.09
Class C               1,020.70                   9.09

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at May 31, 2005 by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Example

 --                                --      --              --
| My account value  /                |    | "expenses paid"  |      My
|                  / $1,000.00 = 8.6 | X $|                  | =  actual
|    $8,600.00    /                  |    |    from table    |   expenses
 --                                --      --              --

Hypothetical example for comparison purposes

This table allows you to compare your fund's ongoing operating expenses with those of any other fund. It provides an example of the Fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annual return before expenses (which is not your fund's actual return). It assumes an account value of $1,000.00 on November 30, 2004, with the same investment held until May 31, 2005. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

Account value                           Expenses paid
$1,000.00         Ending value          during period
on 11-30-04         on 5-31-05          ended 5-31-05 1

Class A              $1,019.60                  $5.35
Class B               1,015.90                   9.07
Class C               1,015.90                   9.07


Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund's annualized expense ratio of 1.06%, 1.81% and 1.81% for Class A, Class B and Class C, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
May 31, 2005

This schedule is divided into three main categories: bonds, U.S.
government and agencies securities and short-term investments. Short-term investments, which represent the Fund's cash position, are listed last.


                                                   Interest      Maturity        Credit     Par value
Issuer, description                                    rate      date            rating (A)     (000)           Value
Bonds 2.45%                                                                                               $11,414,263
(Cost $12,357,792)

Foreign Government 1.80%                                                                                    8,399,216
Quebec, Province of,
Sr Deb (Canada)                                       7.000%     01-30-07        A+            $8,000       8,399,216

Thrifts & Mortgage Finance 0.65%                                                                            3,015,047
Countrywide Alternative Loan Trust,
Asset Backed Pass Thru Ctf Ser 2005-J1
Class 3A1 (M)                                         6.500      08-25-32        AAA            2,965       3,015,047

                                                   Interest      Maturity        Credit     Par value
Issuer, description                                    rate      date            rating (A)     (000)           Value
U.S. government and agencies securities 94.28%                                                           $439,179,316
(Cost $431,069,951)

Government U.S. 28.23%                                                                                    131,521,521
United States Treasury,
Bond (L)                                              8.875%     08-15-17        AAA          $14,750      21,321,243
Bond (L)                                              6.250      08-15-23        AAA           15,500      19,096,481
Bond (L)                                              5.375      02-15-31        AAA            6,620       7,666,788
Bond (L)                                              5.250      11-15-28        AAA           15,630      17,540,408
Inflation Indexed Bond (L)                            3.375      04-15-32        AAA            3,206       4,365,091
Inflation Indexed Note (L)                            2.000      07-15-14        AAA            7,950       8,227,691
Note (L)                                              4.750      05-15-14        AAA            7,000       7,397,579
Note (L)                                              4.250      08-15-13        AAA            7,000       7,156,954
Note (L)                                              4.125      05-15-15        AAA           20,000      20,193,760
Note (L)                                              4.000      02-15-15        AAA            8,520       8,500,029
Note (L)                                              3.875      02-15-13        AAA           10,050      10,055,497

See notes to
financial statements.


10


FINANCIAL STATEMENTS

                                                   Interest      Maturity        Credit     Par value
Issuer, description                                    rate      date            rating (A)     (000)           Value
Government U.S. Agency 66.05%                                                                            $307,657,795
Federal Home Loan Bank,
Bond                                                  4.500%     04-11-08        AAA           $7,160       7,191,103
Bond                                                  4.250      03-24-08        AAA            5,000       4,983,560
Bond                                                  4.250      05-16-08        AAA            6,000       6,019,662
Bond                                                  3.730      01-04-08        AAA            7,000       6,952,974
Note                                                  4.300      05-05-08        AAA            4,585       4,606,747
Federal Home Loan Mortgage Corp.,
15 Yr Pass Thru Ctf                                   7.500      11-01-12        AAA              826         876,646
15 Yr Pass Thru Ctf                                   5.500      10-01-19        AAA            1,738       1,786,657
30 Yr Pass Thru Ctf                                   9.500      08-01-16        AAA              756         834,280
30 Yr Pass Thru Ctf                                   6.000      08-01-34        AAA            1,168       1,200,872
30 Yr Pass Thru Ctf                                   6.000      08-01-34        AAA            1,452       1,492,475
30 Yr Pass Thru Ctf                                   6.000      09-01-34        AAA              363         373,939
30 Yr Pass Thru Ctf (M)                               6.000      02-01-35        AAA              860         883,943
CMO REMIC 1601-PL                                     6.000      10-15-08        AAA            1,555       1,585,991
CMO REMIC 1617-PM                                     6.500      11-15-23        Aaa           10,000      10,577,827
CMO REMIC 2764-PG                                     5.500      03-15-34        AAA            5,000       5,159,590
CMO REMIC 2888-GF                                     3.340      05-15-18        AAA           11,000      11,018,211
CMO REMIC 2901-UB                                     5.000      03-15-33        AAA            5,000       5,000,073
CMO REMIC 2941-BY                                     5.000      12-15-34        AAA            7,000       7,016,992
CMO REMIC 2982-NB                                     5.500      02-15-29        AAA            8,500       8,771,602
Note                                                  5.125      11-07-13        AAA            5,000       5,027,950
Note                                                  4.300      09-24-08        AAA            5,000       5,028,140
Note                                                  4.250      03-28-08        AAA            5,000       5,006,505
Federal National Mortgage Assn.,
15 Yr Pass Thru Ctf                                   9.000      02-01-10        AAA              109         110,561
15 Yr Pass Thru Ctf                                   7.500      01-01-15        AAA              821         871,220
15 Yr Pass Thru Ctf                                   5.000      05-01-18        AAA            5,535       5,612,039
15 Yr Pass Thru Ctf                                   5.000      09-01-19        AAA            9,443       9,557,892
15 Yr Pass Thru Ctf (M)                               4.500      06-01-18        AAA            4,350       4,329,607
30 Yr Pass Thru Ctf                                   8.500      09-01-24        AAA               36          39,843
30 Yr Pass Thru Ctf                                   8.500      10-01-24        AAA              446         487,687
30 Yr Pass Thru Ctf                                   6.000      01-01-34        AAA            2,800       2,879,842
30 Yr Pass Thru Ctf                                   6.000      11-01-34        AAA            7,225       7,429,724
30 Yr Pass Thru Ctf (M)                               5.500      06-01-33        AAA            7,345       7,443,702
30 Yr Pass Thru Ctf                                   5.500      09-01-33        AAA           14,474      14,692,453
30 Yr Pass Thru Ctf                                   5.000      02-01-34        AAA            3,047       3,050,843
30 Yr Pass Thru Ctf (M)                               5.000      06-01-33        AAA            5,710       5,704,644
30 Yr Pass Thru Ctf (M)                               5.000      07-01-33        AAA           20,000      19,925,000
CMO REMIC 1993-225-TK                                 6.500      12-25-23        AAA            5,032       5,532,135
CMO REMIC 1994-75-K                                   7.000      04-25-24        AAA            3,100       3,324,734
CMO REMIC 2003-33-AC                                  4.250      03-25-33        AAA            4,442       4,408,147

See notes to
financial statements.


11


FINANCIAL STATEMENTS

                                                   Interest      Maturity        Credit     Par value
Issuer, description                                    rate      date            rating (A)     (000)           Value
Government U.S. Agency (continued)
Federal National Mortgage Assn.,
CMO REMIC 2003-49-JE                                  3.000%     04-25-33        AAA           $4,910      $4,664,851
CMO REMIC 2004-W4-A6                                  5.500      06-25-34        AAA            7,318       7,409,109
Note (L)                                              5.500      07-18-12        AAA            5,000       5,014,570
Note                                                  5.000      12-15-08        AAA           10,000      10,046,350
Note (L)                                              5.000      04-19-10        AAA            5,000       5,057,175
Note                                                  4.500      04-01-08        AAA            4,490       4,494,001
Note (L)                                              4.300      05-05-08        AAA            5,000       5,020,050
Note (L)                                              4.200      03-24-08        AAA            5,000       5,013,280
Note                                                  4.000      03-10-08        AAA            9,000       9,003,546
Sub Note (L)                                          4.000      09-02-08        AA-           10,500      10,464,426
Financing Corp.,
Bond                                                 10.350      08-03-18        Aaa           10,000      15,614,170
Government National Mortgage Assn.,
15 Yr Pass Thru Ctf                                   7.500      04-15-13        AAA            3,248       3,455,560
30 Yr Pass Thru Ctf                                  11.000      01-15-14        AAA              127         141,988
30 Yr Pass Thru Ctf                                  11.000      12-15-15        AAA              629         700,709
30 Yr Pass Thru Ctf                                   7.000      05-15-29        AAA            2,038       2,162,368
30 Yr Pass Thru Ctf                                   6.000      12-20-33        AAA            6,129       6,326,009
30 Yr Pass Thru Ctf                                   5.500      07-15-34        AAA           15,918      16,273,821

                                                                            Interest        Par value
Issuer, description, maturity date                                              rate            (000)           Value
Short-term investments 3.18%                                                                              $14,809,000
(Cost $14,809,000)

Joint Repurchase Agreement 3.18%                                                                           14,809,000
Investment in a joint repurchase agreement
transaction with Barclays Capital, Inc. --
Dated 05-31-05, due 06-01-05 (secured
by U.S. Treasury Inflation Indexed Bond 3.625%
due 04-15-28 and U.S. Treasury Inflation Indexed
Note 2.000% due 01-15-14)                                                      2.970%         $14,809     $14,809,000

Total investments 99.91%                                                                                 $465,402,579

Other assets and liabilities, net 0.09%                                                                      $399,315

Total net assets 100.00%                                                                                 $465,801,894


See notes to
financial statements.

Notes to Schedule of Investments

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available.

(L) All or a portion of this security is on loan as of May 31, 2005.

(M) A portion of these securities having an aggregate value of $41,301,943, or 8.87% of the Fund's net assets, have been purchased as forward commitments -- that is, the Fund has agreed on trade date to take delivery of and to make payment for these securities on a delayed basis subsequent to the date of this schedule. The purchase price and interest rate of these securities are fixed at trade date, although the Fund does not earn any interest on these until settlement date.
    The fund has segregated assets with a current value at least equal to the amount of the forward commitments. Accordingly, the market value of $47,701,816 of Federal Home Loan Bank, 4.250%, 5-16-08; Federal
    Home Loan Bank, 3.730%, 1-4-08; Federal Home Loan Mortgage Corp.,
    5.500%, 10-1-19; Federal Home Loan Mortgage Corp., 5.000%, 3-15-33;
    Federal National Mortgage Assn., 7.000% 4-25-24; Federal National Mortgage Assn., 4.000%, 3-10-08; and Financing Corp., 10.350%, 8-3-18,
    has been segregated to cover the forward commitments.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

    The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.

FINANCIAL STATEMENTS

ASSETS AND
LIABILITIES

May 31, 2005

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value and
the maximum
offering price
per share.

Assets
Investments, at value (cost $458,236,743)
including $153,900,171 of securities loaned                      $465,402,579
Cash                                                                      865
Cash segregated for futures contracts                                  85,250
Receivable for investments sold                                    43,251,146
Receivable for shares sold                                            121,202
Interest receivable                                                 3,683,561
Other assets                                                          196,209

Total assets                                                      512,740,812

Liabilities
Payable for investments purchased                                  45,481,998
Payable for shares repurchased                                        654,555
Dividends payable                                                     200,329
Payable for futures variation margin                                   43,594
Payable to affiliates
Management fees                                                       224,385
Distribution and service fees                                          25,415
Other                                                                 106,688
Other payables and accrued expenses                                   201,954

Total liabilities                                                  46,938,918

Net assets
Capital paid-in                                                   500,229,402
Accumulated net realized loss on investments
and financial futures contracts                                   (41,525,680)
Net unrealized appreciation of investments
and financial futures contracts                                     7,118,266
Distributions in excess of net investment income                      (20,094)

Net assets                                                       $465,801,894

Net asset value per share
Based on net asset values and shares outstanding --
the Fund has an unlimited number of shares
authorized with no par value
Class A ($415,429,419 [DIV] 44,846,202 shares)                          $9.26
Class B ($43,993,664 [DIV] 4,748,542 shares)                            $9.26
Class C ($6,378,811 [DIV] 688,607 shares)                               $9.26

Maximum offering price per share
Class A 1 ($9.26 [DIV] 95.5%)                                           $9.70

1 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to
financial statements.

FINANCIAL STATEMENTS

OPERATIONS

For the year ended
May 31, 2005

This Statement
of Operations
summarizes the
Fund's investment
income earned and
expenses incurred
in operating the
Fund. It also shows
net gains (losses)
for the period
stated.

Investment income
Interest                                                          $22,817,231
Securities lending                                                    184,473

Total investment income                                            23,001,704

Expenses
Investment management fees                                          2,954,628
Class A distribution and service fees                               1,086,339
Class B distribution and service fees                                 532,005
Class C distribution and service fees                                  69,806
Class A, B and C transfer agent fees                                  817,129
Accounting and legal services fees                                    116,961
Custodian fees                                                         97,889
Printing                                                               93,954
Miscellaneous                                                          86,982
Registration and filing fees                                           55,907
Professional fees                                                      51,803
Trustees' fees                                                         20,744
Interest                                                                7,814
Securities lending fees                                                 7,111

Total expenses                                                      5,999,072
Less expense reductions                                              (233,687)

Net expenses                                                        5,765,385

Net investment income                                              17,236,319

Realized and unrealized gain (loss)

Net realized loss on
Investments                                                        (3,716,159)
Financial futures contracts                                          (960,268)

Change in net unrealized appreciation (depreciation) of
Investments                                                        13,092,807
Financial futures contracts                                           (48,885)

Net realized and unrealized gain                                    8,367,495

Increase in net assets from operations                            $25,603,814

See notes to
financial statements.

FINANCIAL STATEMENTS

CHANGES IN
NET ASSETS

These Statements
of Changes in Net
Assets show how
the value of the
Fund's net assets
has changed
during the last
two  periods. The
difference reflects
earnings less
expenses, any
investment
gains and losses,
distributions, if
any, paid to
shareholders and
the net of Fund
share transactions.
                                                           Year          Year
                                                          ended         ended
                                                        5-31-04       5-31-05
Increase (decrease) in net assets
From operations

Net investment income                               $18,581,139   $17,236,319
Net realized loss                                    (5,190,812)   (4,676,427)
Change in net unrealized
appreciation (depreciation)                         (35,313,250)   13,043,922

Increase (decrease) in net assets
resulting from operations                           (21,922,923)   25,603,814

Distributions to shareholders
From net investment income
Class A                                             (18,875,660)  (17,798,367)
Class B                                              (2,670,969)   (1,783,482)
Class C                                                (340,000)     (234,428)
                                                    (21,886,629)  (19,816,277)
From Fund share transactions                       (148,679,268)  (66,759,865)

Net assets
Beginning of period                                 719,263,042   526,774,222

End of period 1                                    $526,774,222  $465,801,894

1 Includes distributions in excess of net investment income of $180,538 and $20,094, respectively.

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

FINANCIAL
HIGHLIGHTS


CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

Period ended                                           5-31-01 1   5-31-02 1,2   5-31-03   5-31-04   5-31-05
Per share operating performance
Net asset value,
beginning of period                                      $8.58       $9.06         $9.21     $9.82     $9.16
Net investment income 3                                   0.55        0.47          0.36      0.30      0.33
Net realized and unrealized
gain (loss) on investments                                0.48        0.19          0.65     (0.61)     0.15
Total from
investment operations                                     1.03        0.66          1.01     (0.31)     0.48
Less distributions
From net investment income                               (0.55)      (0.51)        (0.40)    (0.35)    (0.38)
Net asset value, end of period                           $9.06       $9.21         $9.82     $9.16     $9.26
Total return 4,5 (%)                                     12.26        7.37         11.12     (3.13)     5.31

Ratios and supplemental data
Net assets, end of period
(in millions)                                             $521        $532          $565      $456      $415
Ratio of expenses
to average net assets (%)                                 1.02        1.04          1.04      1.07      1.07
Ratio of adjusted expenses
to average net assets 6 (%)                               1.15        1.17          1.17      1.17      1.12
Ratio of net investment income
to average net assets (%)                                 6.13        5.04          3.76      3.20      3.57
Portfolio turnover (%)                                      68         110           400       411       316

See notes to
financial statements.

FINANCIAL HIGHLIGHTS


CLASS B SHARES

Period ended                                           5-31-01 1   5-31-02 1,2   5-31-03   5-31-04   5-31-05
Per share operating performance
Net asset value,
beginning of period                                      $8.58       $9.06         $9.21     $9.82     $9.16
Net investment income 3                                   0.48        0.40          0.28      0.23      0.26
Net realized and unrealized
gain (loss) on investments                                0.48        0.19          0.65     (0.61)     0.15
Total from
investment operations                                     0.96        0.59          0.93     (0.38)     0.41
Less distributions
From net investment income                               (0.48)      (0.44)        (0.32)    (0.28)    (0.31)
Net asset value, end of period                           $9.06       $9.21         $9.82     $9.16     $9.26
Total return 4,5 (%)                                     11.44        6.57         10.30     (3.85)     4.53

Ratios and supplemental data
Net assets, end of period
(in millions)                                              $93         $86          $128       $63       $44
Ratio of expenses
to average net assets (%)                                 1.75        1.79          1.79      1.82      1.82
Ratio of adjusted expenses
to average net assets 6 (%)                               1.88        1.92          1.92      1.92      1.87
Ratio of net investment income
to average net assets (%)                                 5.41        4.29          2.97      2.39      2.82
Portfolio turnover (%)                                      68         110           400       411       316

See notes to
financial statements.

FINANCIAL HIGHLIGHTS


CLASS C SHARES

Period ended                                           5-31-01 1   5-31-02 1,2   5-31-03   5-31-04   5-31-05
Per share operating performance
Net asset value,
beginning of period                                      $8.58       $9.06         $9.21     $9.82     $9.16
Net investment income 3                                   0.48        0.40          0.27      0.22      0.26
Net realized and unrealized
gain (loss) on investments                                0.48        0.19          0.66     (0.60)     0.15
Total from
investment operations                                     0.96        0.59          0.93     (0.38)     0.41
Less distributions
From net investment income                               (0.48)      (0.44)        (0.32)    (0.28)    (0.31)
Net asset value, end of period                           $9.06       $9.21         $9.82     $9.16     $9.26
Total return 4,5 (%)                                     11.42        6.57         10.30     (3.85)     4.53

Ratios and supplemental data
Net assets, end of period
(in millions)                                               $2          $7           $26        $8        $6
Ratio of expenses
to average net assets (%)                                 1.77        1.79          1.79      1.82      1.82
Ratio of adjusted expenses
to average net assets 6 (%)                               1.90        1.92          1.92      1.92      1.87
Ratio of net investment income
to average net assets (%)                                 5.30        4.29          2.86      2.31      2.83
Portfolio turnover (%)                                      68         110           400       411       316

1 Audited by previous auditor.

2 As required, effective June 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The effect of this change on per share amounts for the year ended May 31, 2002, was to decrease net investment income per share by $0.04, increase net realized and unrealized gains per share by $0.04 and, had the Fund not made these changes to amortization and accretion, the ratio of net investment income to average net assets would have been 5.49%, 4.74% and 4.74% for Class A, Class B and Class C shares, respectively. Per share ratios and supplemental data for the periods prior to June 1, 2001, have not been restated to reflect this change in presentation.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Does not take into consideration expense reductions during the periods shown.

See notes to
financial statements.

NOTES TO
STATEMENTS

Note A
Accounting policies

John Hancock Government Income Fund (the "Fund") is a diversified series of John Hancock Bond Trust, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to earn a high level of current income consistent with preservation of capital.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies
of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments, which have a remaining maturity of 60 days or less, maybe valued at amortized cost, which approximates market value.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of John Hancock Financial Services, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Some securities may be purchased on a "when-issued" or "forward commitment" basis, which means that the securities will be delivered to the Fund at a future date, usually beyond the customary settlement date.

Discount and premium
on securities

The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the year ended May 31, 2005.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. At May 31, 2005, the Fund loaned securities having a market value of $153,900,171 collateralized by securities in the amount of $157,988,495. Securities lending expenses are paid by the Fund to the Adviser.

Financial futures contracts

The Fund may buy and sell financial futures contracts. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund's instruments. At the time the Fund enters into financial futures contracts, it is required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin," equal to a certain percentage of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodities exchange on which it trades. Subsequent payments to and from the broker, known as "variation margin," are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments arising from this "mark to market" are recorded by the Fund as unrealized gains or losses.

When the contracts are closed, the Fund recognizes a gain or loss. Risks of entering into financial futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out financial futures positions because of position limits or limits on daily price fluctuation imposed by an exchange.

For federal income tax purposes, the amount, character and timing of the Fund's gains and/or losses can be affected as a result of financial futures contracts.

On May 31, 2005, the Fund had deposited $85,250 in a segregated account to cover margin requirements on open financial futures contracts.

The Fund had the following financial futures contracts open on May 31, 2005:

                             NUMBER OF
OPEN CONTRACTS               CONTRACTS   POSITION   EXPIRATION   DEPRECIATION
-----------------------------------------------------------------------------
U.S. 5-Year Treasury Note    155         Short      Sep 05       $47,570


Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $34,168,172 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: May 31, 2008 -- $12,181,718, May 31, 2009 -- $13,270,046, May 31, 2012 -- $4,248,579 and May 31, 2013 -- $4,467,829.
Net capital losses of $7,404,965, that are attributable to security transactions incurred after October 31, 2004, are treated as arising on June 1, 2005, the first day of the Fund's net taxable year.

Interest and distributions

Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund's net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day, and distributed monthly. During the year ended May 31, 2004, the tax character of distributions paid was as follows: ordinary income $21,886,629. During the year ended May 31, 2005, the tax character of distributions paid was as follows: ordinary income $19,816,277. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of May 31, 2005, the components of distributable earnings on a tax basis included $280,651 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of

America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note B
Management fee and transactions
with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, until October 1, 2004, the Fund paid a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.65% of the first $200,000,000 of the Fund's average daily net asset value, (b) 0.625% of the next $300,000,000 and (c) 0.60% of the Fund's average daily net asset value in excess of $500,000,000. Effective October 1, 2004, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.625% of the first $300,000,000 of the Fund's average daily net asset value and (b) 0.50% of the Fund's average daily net asset value in excess of $300,000,000.

The Adviser has agreed to limit the management fee to 0.55% of the Fund's average daily net asset value, at least until September 30, 2005.
Accordingly, the expense reductions related to management fee limitation amounted to $233,687 for the year ended May 31, 2005. The Adviser reserves the right to terminate this limitation in the future.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.25% of Class A average daily net asset value and 1.00% of Class B and Class C average daily net asset value. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the year ended May 31, 2005, JH Funds received net up-front sales charges of $146,184 with regard to sales of Class A shares. Of this amount, $16,500 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $81,851 was paid as sales commissions to unrelated broker-dealers and $47,833 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. Prior to July 15, 2004, Class C shares were assessed up-front sales charges. During the year ended May 31, 2005, JH Funds received net up-front sales charges of $650 with regard to sales of Class C shares. Of this amount, $523 was paid as sales commissions to unrelated broker-dealers and $127 was paid as sales commissions to sales personnel of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended May 31, 2005, CDSCs received by JH Funds amounted to $150,067 for Class B shares and $225 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of JHLICo. The Fund pays a monthly transfer agent fee at an annual rate of 0.015% of each class's average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. Signature Services agreed to voluntarily reduce the Fund's asset-based portion of the transfer agent fee if the total transfer agent fee exceeds the Lipper, Inc. median transfer agency fee for comparable mutual funds by 0.05%. There were no transfer agent fee reductions during the year ended May 31, 2005. Signature Services reserves the right to terminate this limitation at any time.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the year amounted to $116,961. The Fund also paid the Adviser the amount of $1,224 for certain publishing services, included in the printing fees and the amount of $2,341 for certain compliance costs, included in the miscellaneous expenses.

The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note C
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value.


                                  Year ended 5-31-04            Year ended 5-31-05
                              Shares          Amount        Shares          Amount
Class A shares
Sold                       5,015,015     $47,644,366     2,250,928     $20,798,528
Distributions reinvested   1,455,432      13,677,518     1,436,197      13,259,215
Repurchased              (14,272,706)   (134,848,930)   (8,597,337)    (79,457,272)
Net decrease              (7,802,259)   ($73,527,046)   (4,910,212)   ($45,399,529)

Class B shares
Sold                         943,305      $8,898,031       717,540      $6,639,215
Distributions reinvested     216,052       2,033,162       151,067       1,394,617
Repurchased               (7,320,197)    (69,074,353)   (2,989,244)    (27,629,364)
Net decrease              (6,160,840)   ($58,143,160)   (2,120,637)   ($19,595,532)

Class C shares
Sold                         437,496      $4,223,506       183,783      $1,703,404
Distributions reinvested      29,878         281,629        20,408         188,376
Repurchased               (2,240,528)    (21,514,197)     (395,560)     (3,656,584)
Net decrease              (1,773,154)   ($17,009,062)     (191,369)    ($1,764,804)

Net decrease             (15,736,253)  ($148,679,268)   (7,222,218)   ($66,759,865)

Note D
Investment
transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the year ended May 31, 2005, aggregated $1,042,655,334 and $1,112,443,584, respectively. Purchases and proceeds from maturities of obligations of U.S. government aggregated $439,018,982 and $423,337,242, respectively, during the year ended May 31, 2005.

The cost of investments owned on May 31, 2005, including short-term investments, for federal income tax purposes, was $460,109,530. Gross unrealized appreciation and depreciation of investments aggregated $7,202,114 and $1,909,065, respectively, resulting in net unrealized appreciation of $5,293,049. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to amortization of premiums on debt securities.

Note E
Reclassification
of accounts

During the year ended May 31, 2005, the Fund reclassified amounts to reflect a decrease in accumulated net realized loss on investments of $610,141, a decrease in distribution in excess of net investment income of $2,740,402 and a decrease in capital paid-in of $3,350,543. This represents the amounts necessary to report these balances on a tax basis, excluding certain temporary differences, as of May 31, 2005. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America, book and tax differences in accounting for deferred compensation, premium amortization tax adjustment and expiring capital loss carryover. The calculation of net investment income per share in the Fund's Financial Highlights excludes these adjustments.

Shareholder meeting (unaudited)

On December 1, 2004, a Special Meeting of shareholders of the Fund was held to elect nine Trustees, effective January 1, 2005.

Proxies covering 38,496,382 shares of beneficial interest were voted at the meeting.

The shareholders elected the following Trustees to serve until their respective successors are duly elected and qualified, with the votes tabulated as follows:

                                                 WITHHELD
                              FOR               AUTHORITY
-----------------------------------------------------------
James F. Carlin               37,899,810          596,572
Richard P. Chapman, Jr.       37,919,116          577,266
William H. Cunningham         37,945,724          550,658
Ronald R. Dion                37,977,223          519,159
Charles L. Ladner             38,002,268          494,114
Dr. John A. Moore             37,934,978          561,404
Patti McGill Peterson         37,977,183          519,199
Steven R. Pruchansky          37,992,740          503,642
James A. Shepherdson*         38,005,419          490,963

* Mr. James A. Shepherdson resigned effective July 15, 2005.

Change in
Independent Auditor
(unaudited)

Based on the recommendation of the Audit Committee of the Fund, the Board of Trustees has determined not to retain Deloitte & Touche LLP as the Fund's Independent Registered Public Accounting Firm and voted to appoint PricewaterhouseCoopers LLP for the fiscal year ended May 31, 2006. During the two most recent fiscal years, Deloitte & Touche LLP's audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports qualified as to uncertainty, audit scope or accounting principles. Further, there were no disagreements between the Fund and Deloitte & Touche LLP on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of Deloitte & Touche LLP, would have caused them to make reference to the disagreement in their reports.

AUDITORS'
REPORT

Report of Deloitte
& Touche LLP,
Independent
Registered Public
Accounting Firm

To the Board of Trustees of John Hancock Bond Trust and Shareholders of John Hancock Government Income Fund,

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of John Hancock Government Income Fund (the "Fund"), as of May 31, 2005, and the related statement of operations for the year then ended, and the statement of changes in net assets for the years ended May 31, 2005 and 2004 and the financial highlights for each of the years in the three-year period ended May 31, 2005. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years in the two-year period ended May 31, 2002, were audited by other auditors whose report dated July 5, 2002, expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned at May 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of May 31, 2005, and the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
July 25, 2005

TAX
INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended May 31, 2005.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2005.

Shareholders will be mailed a 2005 U.S. Treasury Department Form 1099-DIV in January 2006. This will reflect the total of all distributions that are taxable for calendar year 2005.

TRUSTEES
& OFFICERS


This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, age                                                                                                       Number of
Position(s) held with Fund                                                                  Trustee             John Hancock
Principal occupation(s) and other                                                           of Fund             funds overseen
directorships during past 5 years                                                           since 1             by Trustee
Charles L. Ladner, 2 Born: 1938                                                             1994                51
Independent Chairman (since 2004); Chairman and Trustee, Dunwoody
Village, Inc. (retirement services) (until 2003); Senior Vice President and
Chief Financial Officer, UGI Corporation (public utility holding company)
(retired 1998); Vice President and Director for AmeriGas, Inc. (retired
1998); Director of AmeriGas Partners, L.P. (until 1997) (gas distribution);
Director, EnergyNorth, Inc. (until 1995); Director, Parks and History
Association (since 2001).

James F. Carlin, Born: 1940                                                                 1994                51
Director and Treasurer, Alpha Analytical Inc. (analytical laboratory) (since 1985);
Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc. (since 1995);
Part Owner and Vice President, Mone Lawrence Carlin Insurance Agency, Inc.
(since 1996); Director and Treasurer, Rizzo Associates (engineering) (until 2000);
Chairman and CEO, Carlin Consolidated, Inc. (management/investments) (since
1987); Director and Partner, Proctor Carlin & Co., Inc. (until 1999); Trustee,
Massachusetts Health and Education Tax Exempt Trust (since 1993); Director of the following: Uno Restaurant Corp. (until 2001), Arbella Mutual (insurance)
(until 2000), HealthPlan Services, Inc. (until 1999), Flagship Healthcare, Inc. (until
1999), Carlin Insurance Agency, Inc. (until 1999); Chairman, Massachusetts
Board of Higher Education (until 1999).

Richard P. Chapman, Jr., 2 Born: 1935                                                       2005                51
President and Chief Executive Officer, Brookline Bancorp Inc. (lending)
(since 1972); Director, Lumber Insurance Co. (insurance) (until 2000);
Chairman and Director, Northeast Retirement Services, Inc. (retirement administration) (since 1998).

William H. Cunningham, Born: 1944                                                           1988                51
Former Chancellor, University of Texas System and former President of the
University of Texas, Austin, Texas; Chairman and CEO, IBT Technologies
(until 2001); Director of the following: The University of Texas Investment
Management Company (until 2000), Hire.com (until 2004), STC Broadcasting,
Inc. and Sunrise Television Corp. (electronic manufacturing) (until 2001),
Symtx, Inc. (electronic manufacturing) (since 2001), Adorno/Rogers Technology,
Inc. (until 2004), Pinnacle Foods Corporation (until 2003), rateGenius (Internet


29



Independent Trustees (continued)

Name, age                                                                                                       Number of
Position(s) held with Fund                                                                  Trustee             John Hancock
Principal occupation(s) and other                                                           of Fund             funds overseen
directorships during past 5 years                                                           since 1             by Trustee
William H. Cunningham, Born: 1944 (continued)                                               1998                51
service) (until 2003), Jefferson-Pilot Corporation (diversified life insurance company) (since 1985), New Century Equity Holdings (formerly Billing Concepts)
(until 2001), eCertain (until 2001), ClassMap.com (until 2001), Agile Ventures
(until 2001), LBJ Foundation (until 2000), Golfsmith International, Inc.
(until 2000), Metamor Worldwide (until 2000), AskRed.com (until 2001),
Southwest Airlines (since 2000) and Introgen (since 2000); Advisory Director,
Q Investments (until 2003); Advisory Director, Chase Bank (formerly Texas
Commerce Bank -- Austin) (since 1988), LIN Television (since 2002), WilTel
Communications (until 2003) and Hayes Lemmerz International, Inc.
(diversified automotive parts supply company) (since 2003).

Ronald R. Dion, Born: 1946                                                                  1998                51
Chairman and Chief Executive Officer, R.M. Bradley & Co., Inc.; Director,
The New England Council and Massachusetts Roundtable; Trustee, North
Shore Medical Center; Director, Boston Stock Exchange; Director, BJ's
Wholesale Club, Inc. and a corporator of the Eastern Bank; Trustee,
Emmanuel College; Director, Boston Municipal Research Bureau; Member
of the Advisory Board, Carroll Graduate School of Management at
Boston College.

John A. Moore, 2 Born: 1939                                                                 2005                51
President and Chief Executive Officer, Institute for Evaluating Health
Risks, (nonprofit institution) (until 2001); Chief Scientist, Sciences
International (health research) (until 2003); Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT (nonprofit research) (since 2002).

Patti McGill Peterson, 2 Born: 1943                                                         2005                51
Executive Director, Council for International Exchange of Scholars and
Vice President, Institute of International Education (since 1998);
Senior Fellow, Cornell Institute of Public Affairs, Cornell University (until
1998); Former President of Wells College and St. Lawrence University;
Director, Niagara Mohawk Power Corporation (until 2003); Director, Ford
Foundation, International Fellowships Program (since 2002); Director,
Lois Roth Endowment (since 2002); Director, Council for International
Educational Exchange (since 2003).

Steven R. Pruchansky, Born: 1944                                                            1994                51
Chairman and Chief Executive Officer, Greenscapes of Southwest
Florida, Inc. (since 2000); Director and President, Greenscapes of
Southwest Florida, Inc. (until 2000); Managing Director, JonJames, LLC
(real estate) (since 2001); Director, First Signature Bank & Trust Company
(until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell
Building Corp. (until 1991).


30



Principal officers who are not Trustees

Name, age
Position(s) held with Fund                                                                                      Officer
Principal occupation(s) and                                                                                     of Fund
directorships during past 5 years                                                                               since
Keith F. Hartstein, Born: 1956                                                                                  2005
President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director,
President and Chief Executive Officer, John Hancock Advisers, LLC (the
"Adviser") and The Berkeley Financial Group, LLC ("The Berkeley Group")
(holding company); Director, President and Chief Executive Officer, John
Hancock Funds, LLC. ("John Hancock Funds"); Director, President and Chief
Executive Officer, Sovereign Asset Management Corporation ("SAMCorp.");
Director, John Hancock Signature Services, Inc.; Director, Chairman and
President, NM Capital Management, Inc. (NM Capital); Chairman, Investment
Company Institute Sales Force Marketing Committee (since 2003); Executive
Vice President, John Hancock Funds, LLC (until 2005).

William H. King, Born: 1952                                                                                     1994
Vice President and Treasurer
Vice President and Assistant Treasurer, the Adviser; Vice President and Treasurer of each of the John Hancock funds; Assistant Treasurer of each of the John Hancock funds (until 2001).


The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available, without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit Committee.

OUR FAMILY
OF FUNDS

----------------------------------------------------------
Equity                 Balanced Fund
                       Classic Value Fund
                       Core Equity Fund
                       Focused Equity Fund
                       Greater China Opportunities Fund
                       Growth Trends Fund
                       International Fund
                       Large Cap Equity Fund
                       Large Cap Select Fund
                       Mid Cap Growth Fund
                       Multi Cap Growth Fund
                       Small Cap Fund
                       Small Cap Equity Fund
                       Small Cap Growth Fund
                       Sovereign Investors Fund
                       U.S. Global Leaders Growth Fund

----------------------------------------------------------
Sector                 Financial Industries Fund
                       Health Sciences Fund
                       Real Estate Fund
                       Regional Bank Fund
                       Technology Fund
                       Technology Leaders Fund

----------------------------------------------------------
Income                 Bond Fund
                       Government Income Fund
                       High Income Fund
                       High Yield Fund
                       Investment Grade Bond Fund
                       Strategic Income Fund

----------------------------------------------------------
Tax-Free Income        California Tax-Free Income Fund
                       High Yield Municipal Bond Fund
                       Massachusetts Tax-Free Income Fund
                       New York Tax-Free Income Fund
                       Tax-Free Bond Fund

----------------------------------------------------------
Money Market           Money Market Fund
                       U.S. Government Cash Reserve

A fund's investment objectives, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291 or visit our Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

For more information

The Fund's proxy voting policies, procedures and records are available without charge, upon request:

By phone            On the Fund's Web site        On the SEC's Web site

1-800-225-5291      www.jhfunds.com/proxy         www.sec.gov


Investment adviser

John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Principal distributor

John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian

The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent

John Hancock Signature
Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel

Wilmer Cutler Pickering
Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

Independent registered
public accounting firm

Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022

The Fund's investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291, or visit the Fund's Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.


How to contact us

Internet    www.jhfunds.com

Mail        Regular mail:                         Express mail:
            John Hancock                          John Hancock
            Signature Services, Inc.              Signature Services, Inc.
            1 John Hancock Way, Suite 1000        Mutual Fund Image Operations
            Boston, MA 02217-1000                 529 Main Street
                                                  Charlestown, MA 02129

Phone       Customer service representatives      1-800-225-5291
            24-hour automated information         1-800-338-8080
            TDD line                              1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission's Web site, www.sec.gov.

[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of
the shareholders of John Hancock
Government Income Fund.


5600A  5/05
       7/05

JOHN HANCOCK
High Yield Fund

5.31.2005

Annual Report

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

[A photo of Keith F. Hartstein, President and Chief Executive Officer of John Hancock Funds, LLC, flush left next to first paragraph.]

CEO CORNER

Table of contents

Your fund at a glance
page 1

Manager's report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Your expenses
page 8

Fund's investments
page 10

Financial statements
page 22

Trustees & officers
page 39

For more information
page 45


To Our Shareholders,

I am pleased to be writing to you as the new President and Chief Executive Officer of John Hancock Funds, LLC, following the departure of James A. Shepherdson to pursue other opportunities. In addition, on July 25, 2005, your fund's Board of Trustees appointed me to the roles of President and Chief Executive Officer of your fund.

As a means of introduction, I have been involved in the mutual fund industry since 1985. I have been with John Hancock Funds for the last 15 years, most recently as executive vice president of retail sales and marketing and a member of the company's executive and investment committees. In my former capacity, I was responsible for all aspects of the distribution and marketing of John Hancock Funds' open-end and closed-end mutual funds. Outside of John Hancock, I have served as Chairman of the Investment Company Institute (ICI) Sales Force Marketing Committee since September of 2003.

It is an exciting time to be at John Hancock Funds, and I am grateful for the opportunity to lead and shape its further growth. With the acquisition of John Hancock by Manulife Financial Corporation in April 2004, we are receiving broad support toward the goal of providing our shareholders with excellent investment opportunities and a more complete lineup of choices for the discerning investor.

As you may have read, John Hancock recently entered into an agreement with GMO, a Boston-based institutional money manager, to acquire eight of their mutual funds. In addition, we are in the process of adding five "Lifestyle Portfolio" funds-of-funds that blend multiple fund offerings from internal and external money managers to create a broadly diversified asset allocation portfolio. Look for more information about these exciting additions to the John Hancock family of funds in your fourth quarter shareholder newsletter.

Although there has been a change in executive-level management, rest assured that the one thing that never wavers is John Hancock Funds' commitment to placing the needs of shareholders above all else. We are all dedicated to the task of working with you and your financial advisors to help you reach your long-term financial goals.

Sincerely,

/S/ Keith F. Hartstein

Keith F. Hartstein,
President and Chief Executive Officer

This commentary reflects the CEO's views as of May 31, 2005. They are subject to change at any time.

YOUR FUND
AT A GLANCE

The Fund seeks
high current income.
Capital appreciation
is a secondary
goal. The Fund
normally invests
at least 80% of
its assets in U.S.
and foreign fixed-
income securities
rated BB/Ba or
lower and their
unrated equivalents.

Over the last twelve months

* High yield bonds produced solid returns, but their three-year rally slowed in 2005, as the market was hit with General Motors and Ford's downgrade to junk status and hedge funds unwinding positions.

* The Fund's significant overweight in airline securities hurt relative performance as rising oil prices squeezed profits.

* Good security selection in other areas of the portfolio and maintaining a defensive stance helped minimize the Fund's underperformance versus the index.

[Bar chart with heading "John Hancock High Yield Fund." Under the heading is a note that reads "Fund performance for the year ended May 31, 2005." The chart is scaled in increments of 3% with 0% at the bottom and 9% at the top. The first bar represents the 8.09% total return for Class A shares. The second bar represents the 7.30% total return for Class B shares and the third bar represents the 7.29% total return for Class C shares. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested. These returns do not reflect the deduction of the maximum sales charge, which would reduce the performance shown above."]

Top 10 issuers

 4.5%   AMR Corp.
 4.1%   XM Satellite Radio Holdings, Inc.
 2.9%   Trump Entertainment Resorts, Inc.
 2.7%   Freeport-McMoRan Copper & Gold, Inc.
 2.7%   Rural Cellular Corp.
 2.1%   Dobson Communications Corp.
 2.1%   Isle of Capris Casinos, Inc.
 2.0%   Northwest Airlines, Inc.
 2.0%   Reliant Resources, Inc.
 2.0%   Federative Republic of Brazil

As a percentage of net assets on May 31, 2005.

BY ARTHUR N. CALAVRITINOS, CFA, PORTFOLIO MANAGER

MANAGER'S
REPORT

JOHN HANCOCK
High Yield Fund

High yield bonds produced solid returns for the year ended May 31, 2005, but the bulk of those returns came in the first half of the period. That was when high yield bonds were continuing an upsurge that had begun three years ago, as interest rates remained low, the economy rebounded and companies' finances improved. In that environment, investors craved the higher yields offered by these lower-quality high yield bonds, also known as junk bonds, and ignored the added risk they carry.

The tide turned in the second half. With the lengthy run up, high yield valuations got to a point at which they were ripe for a pullback, which occurred in the second half of the period. In addition, the downgrade to junk status of major auto companies General Motors and Ford took the wind out of investors' sails and caused many to sell off their junk holdings. Another factor dragging down the high yield market in the last three months of the period was the action of hedge funds. Some of these large institutional investors began to unwind their high yield positions upon realizing they were not as hedged as they should have been given the changing environment. This process added liquidity pressures to the sector's list of concerns in 2005. But the second half's downturn was not enough to overcome the first half's strong performance, and for the year ended May 31, 2005, the Fund's benchmark Merrill Lynch High Yield Master II Index returned 10.20%.

"High yield bonds produced
 solid returns for the year ended
 May 31, 2005..."

Fund results

For the year ended May 31, 2005, John Hancock High Yield Fund's Class A, Class B and Class C shares posted total returns of 8.09%, 7.30% and 7.29%, respectively at net asset value. That compared with the 8.60% return of the average high current yield fund, according to Lipper, Inc.1 Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. See pages six and seven for historical performance information.

[Photo of Arthur Calavritinos flush right next to first paragraph.]

Our relative underperformance of our benchmark index and peer group average stemmed from our significant overweight in airlines securities, which got hit hard by oil prices rising to record highs during the period. Given our large overweighting in airlines versus the index, we were fortunately able to keep our underperformance fairly minimal because of strong results and good security selection in other parts of the portfolio.

"Some of our larger holdings also
 were some of our better performers
 during the period."

Staying defensive

We maintained a defensive attitude in the period and that served us well. We avoided the new-issue market because we were uncomfortable with the quality and price of the deals coming out, and the level of risk investors were taking for not much extra compensation. One consequence of staying on the sidelines was that at times we had a higher-than-usual amount of low-yielding cash. We also made up some ground lost by our airline stake by not owning GM and Ford, as their securities fell along with their downgrade to junk bond status. In our view, it's too early to invest, and more analysis is required.

Another defensive move was to maintain a stake in callable bonds, which can get called away before their maturity date. The prices of these "yield to call" bonds are generally not affected by rising rates. In this period, one of our largest holdings and longstanding solid performer, Ocean Rig, called its bonds to take advantage of the market and the runup in oil to refinance its debt at lower rates. We bought the bonds of this Norwegian oil drilling company when crude oil was selling for $13 per barrel and the bonds were yielding 10% and selling at a discount to par. We liked the company's assets -- several of the largest, most sophisticated drilling platforms in the world -- and the securities have done very well. The only tradeoff to callable bonds is that it puts downward pressure on the Fund's yield, since bonds with comparable yields are of the lowest quality and not creditworthy enough to buy, and bonds with better credit quality yield less.

Individual standouts

Some of our larger holdings also were some of our better performers during the period. XM Satellite Radio, a long-time stalwart, continued to do well as subscriber growth remained strong. Rural cellular company Dobson Communication and utility company Reliant Resources both did well on solid earnings growth. Nextel Communications benefited from its merger with Sprint and Doe Run Resources, a producer of lead, was lifted as lead prices rose.

[Table at top left-hand side of page entitled "Quality distribution 2." The first listing is BB - 11%, the second is B - 29%, the third is CCC - 26%, the fourth is CC - 1%, the fifth is C - 1% and the sixth is D - 8%.]

Our holdings in casinos were solid performers all year. Trump Holdings emerged from its Chapter 11 bankruptcy filing at the end of the period and we have already benefited under the terms of the reorganization by receiving new bonds, cash and equity as part of the deal. Another winner was Isle of Capris, which produced solid earnings growth. Our emerging-market holdings also served us well, including Brazilian PVC piping company Trikem and railway company MRS Logistica.

[Pie chart at middle of page with heading "Portfolio diversification 2." The chart is divided into seven sections (from top to left): Corporate bonds 67%, Common stocks 15%, Short-term investments & other 7%, Preferred stocks 5%, Foreign government bonds 2%, Tax-exempt long-term bonds 2% and Royalty trusts 2%.]

Airlines struggle

As we mentioned, our large stake in the airlines hurt us in this period as oil prices rose to historic highs of more than $50 per barrel. One of the worst hit by the rising cost of fuel and low pricing structures was ATA, which was forced into bankruptcy as a result. Northwest Airlines saw its stock and bond prices fall as it continued to go through the process of renegotiating its labor costs to remain competitive. On the flip side, American Airlines held up better and actually saw its stock price rise, as did Alaska Airlines, which services a market niche. We took profits and pared back our stakes in American and Alaska Airlines. But we remain bullish on the long-term prospects of the group. We believe oil prices will eventually come down, driven by adequate supply and the changing nature of worldwide demand.

[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "PERIOD'S PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is Trikem followed by an up arrow with the phrase "Emerging-market companies hold up well." The second listing is Doe Run followed by an up arrow with the phrase "Lead producer benefits from rising lead prices." The third listing is ATA followed by an arrow pointing down with the phrase "Airlines struggle with high fuel costs and rising competition."]

"...we are maintaining a cautious
 outlook for the high yield bond
 market in the near term."

Outlook

Although we continue to believe there are attractive long-term benefits to investing a portion of your portfolio in high yield bonds, we are maintaining a cautious outlook for the high yield bond market in the near term. Even though spreads have widened some, high yield bond valuations are still high at a time when the economy is sending off mixed signals about its strength. What's more, there is the potential for further shakeouts from the hedge fund world that could lead to a selloff in the high yield sector. In this environment, we are sitting tight, remaining defensive and keeping the portfolio essentially unchanged for now. As always, we will continue to look for special opportunities that fit our value bent.

[Table at bottom right-hand side of page entitled "Sector distribution 2." The first listing is Consumer discretionary - 29%, the second is Industrials - 24%, the third is Materials - 10%, the fourth is Telecommunications services - 9%, the fifth is Utilities - 6%, the sixth is Energy - 5%, the seventh is Foreign government - 2%, the eighth is Consumer staples - 2%, the ninth is Revenue - 2%, the tenth is Health care - 2%, the eleventh is Information technology - 1% and the twelfth is Financials - 1%.]

This commentary reflects the views of the portfolio manager through the end of the Fund's period discussed in this report. The manager's statements reflect his own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

See the prospectus for the risks of investing in high yield bonds. International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on May 31, 2005.

A LOOK AT
PERFORMANCE

For the period ended
May 31, 2005

                                           Class A      Class B      Class C
Inception date                             6-30-93     10-26-87       5-1-98

Average annual returns with maximum sales charge (POP)
One year                                      3.19%        2.30%        6.29%
Five years                                    6.43         6.37         6.62
Ten years                                     6.89         6.75           --
Since inception                                 --           --         2.67

Cumulative total returns with maximum sales charge (POP)
One year                                      3.19         2.30         6.29
Five years                                   36.54        36.15        37.79
Ten years                                    94.68        92.21           --
Since inception                                 --           --        20.51

SEC 30-day yield as of May 31, 2005
                                              8.60         8.26         8.26

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 4.5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund's current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund's Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in the Merrill Lynch High Yield Master II Index.

[Line chart with the heading "GROWTH OF $10,000." Within the chart are three lines. The first line represents the value of the hypothetical $10,000 investment made in the John Hancock High Yield Fund, before sales charge, and is equal to $20,396 as of May 31, 2005. The second line represents the Index and is equal to $19,589 as of May 31, 2005. The third line represents the same hypothetical $10,000 investment made in the John Hancock High Yield Fund, after sales charge, and is equal to $19,468 as of May 31, 2005.]

                                    Class B 1    Class C 1
Period beginning                    5-31-95       5-1-98
High Yield Fund                     $19,221      $12,051
Index                                19,589       13,986

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund's Class B and Class C shares, respectively, as of May 31, 2005. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Merrill Lynch High Yield Master II Index is an index composed of U.S. currency high-yield bonds issued by U.S. and non-U.S. issuers.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 No contingent deferred sales charge applicable.

YOUR
EXPENSES

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

* Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

* Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund's actual ongoing operating expenses, and is based on your fund's actual return. It assumes an account value of $1,000.00 on November 30, 2004, with the same investment held until May 31, 2005.

Account value                           Expenses paid
$1,000.00         Ending value          during period
on 11-30-04         on 5-31-05          ended 5-31-05 1

Class A              $1,009.20                  $5.07
Class B               1,005.40                   8.81
Class C               1,005.40                   8.81


Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at May 31, 2005 by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Example

 --                                --      --              --
| My account value  /                |    | "expenses paid"  |      My
|                  / $1,000.00 = 8.6 | X $|                  | =  actual
|    $8,600.00    /                  |    |    from table    |   expenses
 --                                --      --              --

Hypothetical example for comparison purposes

This table allows you to compare your fund's ongoing operating expenses with those of any other fund. It provides an example of the Fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annual return before expenses (which is not your fund's actual return). It assumes an account value of $1,000.00 on November 30, 2004, with the same investment held until May 31, 2005. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

Account value                           Expenses paid
$1,000.00         Ending value          during period
on 11-30-04         on 5-31-05          ended 5-31-05 1

Class A              $1,019.89                  $5.09
Class B               1,016.15                   8.85
Class C               1,016.15                   8.85

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund's annualized expense ratio of 1.01%, 1.76% and 1.76% for Class A, Class B and Class C, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
May 31, 2005

This schedule is divided into nine main categories: bonds, capital preferred securities, common stocks, lessor equipment trust certificates, preferred stocks, rights, royalty trust, tax-exempt long-term bonds, warrants and short-term investments. Bonds, capital preferred securities, common stocks, lessor equipment trust certificates, preferred stocks, rights, royalty trust, tax-exempt long-term bonds and warrants are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.


                                                             Interest      Maturity      Credit     Par value
Issuer, description                                              rate      date          rating (A)     (000)           Value
Bonds 69.28%                                                                                                     $597,743,704
(Cost $683,580,106)

Advertising 0.59%                                                                                                   5,130,000
Vertis, Inc.,
Sub Note (S)                                                   13.500%     12-07-09      Caa2          $6,750       5,130,000

Aerospace & Defense 1.05%                                                                                           9,101,250
AAR Corp.,
Note                                                            6.875      12-15-07      BB-            9,000       9,101,250

Agricultural Products 0.27%                                                                                         2,322,640
Iowa Select Farms L.P./ISF Finance, Inc.,
Jr Sec Sub Note, Payment-In-Kind (G)(S)                         6.500      12-01-12      Ca             2,903       2,322,640

Airlines 13.87%                                                                                                   119,667,228
Alaska Airlines, Inc.,
Equip Trust (G)                                                10.150      02-01-11      B              1,414       1,365,142
Equip Trust Ctf Ser A                                           9.500      04-12-10      B+             7,291       6,963,609
Equip Trust Ctf Ser D                                           9.500      04-12-12      B+             4,634       4,218,994
American Airlines, Inc.,
Equip Trust Ser F                                              10.800      03-15-07      CCC+           1,354       1,198,290
Equip Trust Ser G                                              10.800      03-15-07      CCC+           1,354       1,198,290
Pass Thru Ctf Ser 1988-A4                                      10.210      01-01-10      CCC+           4,217       3,485,283
Pass Thru Ctf Ser 1991-B2 (S)                                  10.320      07-30-14      CCC            5,081       4,496,685
Pass Thru Ctf Ser 1992-A1                                       8.080      09-11-11      CCC+           2,389       1,962,485
Pass Thru Ctf Ser 1994-A5                                      10.190      05-26-16      CCC+           4,211       3,137,658
AMR Corp.,
Conv Sr Note (S)                                                4.250      09-23-23      CCC            6,900       6,270,375
Conv Sr Note                                                    4.250      09-23-23      CCC           11,500      10,450,625
Deb (L)                                                         9.000      08-01-12      CCC           24,500      19,355,000
Note Ser D                                                      8.900      02-26-07      Caa2           1,000         870,000
ATA Holdings Corp.,
Gtd Sr Note, Step Coupon
(13.125%, 06-15-06) (G)(H)(O)                                  12.125      06-15-10      D             16,943       7,116,060
Gtd Sr Note, Step Coupon
(14.00%, 08-01-06) (G)(H)(O)                                   13.000      02-01-09      D             15,847       6,655,740

See notes to
financial statements.


10


FINANCIAL STATEMENTS


                                                             Interest      Maturity      Credit     Par value
Issuer, description                                              rate      date          rating (A)     (000)           Value
Airlines (continued)
Delta Air Lines, Inc.,
Conv Sr Note                                                    8.000%     06-03-23      C             $2,500        $959,375
Deb                                                             9.750      05-15-21      C              2,400         696,000
Pass Thru Ctf Ser 1993-A1                                       9.875      04-30-08      CCC-             924         672,362
KLM Royal Dutch Airlines N.V.,
Sr Sub Deb (Switzerland) (D)(G)                                 2.125      12-29-49      B-             1,680         835,952
Northwest Airlines, Inc.,
Conv Sr Note                                                    7.625      11-15-23      CCC+          18,000       8,887,500
Gtd Note                                                        8.700      03-15-07      CCC+           7,900       4,779,500
Gtd Sec Pass Thru Ctf Ser 1996-1                                7.670      01-02-15      B             19,103      14,233,088
Gtd Sr Note (L)                                                 9.875      03-15-07      CCC+           4,000       2,500,000
NWA Trust,
Note Ser C                                                     11.300      12-21-12      BB-            8,233       6,134,215
United Air Lines, Inc.,
Equip Trust Ctf Ser 1991-D (G)(H)                              10.360      11-20-12      D              2,500       1,225,000

Aluminum 0.07%                                                                                                        598,937
Golden Northwest Aluminum, Inc.,
Gtd Sec 1st Mtg Sub Note (G)(H)                                12.000      12-15-06      D              6,475         598,937

Apparel, Accessories & Luxury Goods 0.55%                                                                           4,749,810
Tropical Sportswear International Corp.,
Gtd Sr Sub Note Ser A (G)(H)                                   11.000      06-15-08      D              5,450       2,452,500
William Carter Co. (The),
Gtd Sr Sub Note Ser B                                          10.875      08-15-11      B+             2,098       2,297,310

Broadcasting & Cable TV 8.01%                                                                                      69,111,921
Charter Communications Holdings,
LLC/Charter Communications
Holdings Capital Corp.,
Sr Note                                                        10.750      10-01-09      CCC-          17,700      13,717,500
Charter Communications Holdings II,
LLC/Charter Communications II
Capital Corp.,
Sr Note                                                        10.250      09-15-10      CCC-           5,000       5,075,000
CSC Holdings, Inc.,
Sr Sub Deb                                                     10.500      05-15-16      B+            11,220      12,285,900
Innova S. de R.L.,
Note (Mexico)                                                   9.375      09-19-13      B+             4,000       4,440,000
Pegasus Communications Corp.,
Sr Note Ser B (G)(H)                                           12.500      08-01-07      D             13,525       7,675,437
Pegasus Satellite Communications, Inc.,
Sr Disc Note (G)(H)                                            13.500      03-01-07      D              9,200          23,000
Sr Note (G)(H)                                                 12.375      08-01-06      D              6,500       3,688,750
Sr Note (G)(H)(L)(S)                                           11.250      01-15-10      D             10,250       5,816,875

See notes to
financial statements.


11


FINANCIAL STATEMENTS


                                                             Interest      Maturity      Credit     Par value
Issuer, description                                              rate      date          rating (A)     (000)           Value
Broadcasting & Cable TV (continued)
XM Satellite Radio, Inc.,
Sr Sec Note                                                    12.000%     06-15-10      CCC+          $5,377      $6,008,798
Sr Sec Note, Step Coupon
(14.00%, 12-31-05) (O)                                           Zero      12-31-09      CCC+          10,152      10,380,661

Casinos & Gaming 7.14%                                                                                             61,610,349
Chukchansi Economic Development
Authority,
Sr Note (G)(S)                                                 14.500      06-15-09      Caa1           4,520       5,514,400
Hollywood Casino Shreveport,
Gtd Sr Sec Note (G)(H)                                         13.000      08-01-06      D              7,850       6,427,188
Jacobs Entertainment, Inc.,
Gtd Sr Sec Note                                                11.875      02-01-09      B              4,500       4,837,500
Riviera Holdings Corp.,
Gtd Sr Note                                                    11.000      06-15-10      B              7,000       7,682,500
Silver Slipper Casino,
Note (B)(G)                                                    13.000      12-17-09      Caa1           4,372       4,219,831
Trump Entertainment Resorts, Inc.,
Gtd Sec Note                                                    8.500      06-01-15      B-            25,740      25,033,020
Waterford Gaming, LLC,
Sr Note (S)                                                     8.625      09-15-12      B+             7,414       7,895,910

Commodity Chemicals 2.40%                                                                                          20,681,864
Applied Extrusion Technologies, Inc.,
Sr Note (B)(G)(L)(S)                                           12.000      03-15-12      CC               536         536,364
Braskem S.A.,
Note (Brazil) (S)                                              11.750      01-22-14      BB-            5,200       6,058,000
Trikem S.A.,
Sr Note (Brazil) (S)                                           10.625      07-24-07      BB-           14,000      14,087,500

Construction & Engineering 0.91%                                                                                    7,875,000
Odebrecht Overseas Ltd.,
Gtd Note (Bahamas) (G)(S)                                      11.500      02-25-09      B+             7,000       7,875,000

Diversified Commercial Services 0.62%                                                                               5,332,240
MSX International, Inc.,
Gtd Sr Sub Note                                                11.375      01-15-08      CCC            3,500       2,100,000
Muzak, LLC/Muzak Finance Corp.,
Gtd Sr Sub Note                                                 9.875      03-15-09      CCC-           7,346       3,232,240

Diversified Metals & Mining 3.66%                                                                                  31,570,806
Doe Run Resources Corp.,
Gtd Note Ser AI, Payment-In-Kind (G)                            8.500      11-01-08      CCC+           9,364       8,147,056
Freeport-McMoRan Copper & Gold, Inc.,
Conv Sr Note                                                    7.000      02-11-11      B+             9,500      12,373,750
Sr Note                                                        10.125      02-01-10      B+            10,000      11,050,000

See notes to
financial statements.


12


FINANCIAL STATEMENTS


                                                             Interest      Maturity      Credit     Par value
Issuer, description                                              rate      date          rating (A)     (000)           Value
Electric Utilities 5.01%                                                                                          $43,269,334
Midland Funding Corp. II,
Lease Oblig Bond Ser A                                         11.750%     07-23-05      BB-           $1,720       1,736,560
Mirant Americas Generation, LLC,
Sr Note (G)(H)                                                  7.625      05-01-06      D             10,500      12,101,250
Orion Power Holdings, Inc.,
Sr Note                                                        12.000      05-01-10      B              8,435      10,079,825
Reliant Energy Mid-Atlantic Power
Holdings, LLC,
Sr Pass Thru Ctf Ser A                                          8.554      07-02-05      B+               244         242,987
Reliant Resources, Inc.,
Sr Sec Note                                                     9.500      07-15-13      B+            16,000      17,440,000
South Point Energy Center, LLC/Broad
River Energy, LLC/Rockgen
Energy, LLC,
Gtd Sec Lease Oblig (S)                                         8.400      05-30-12      B-             1,854       1,668,712

Electronic Manufacturing Services 1.30%                                                                            11,193,525
UCAR Finance, Inc.,
Gtd Sr Note                                                    10.250      02-15-12      B-            10,815      11,193,525

Employment Services 0.35%                                                                                           3,030,000
COMFORCE Operating, Inc.,
Sr Note Ser B (G)                                              12.000      12-01-07      Ca             3,000       3,030,000

Food Distributors 0.60%                                                                                             5,152,613
Mastellone Hermanos S.A.,
Gtd Sr Note Ser A-1 (Argentina) (G)(S)                          8.000      06-30-12      B              6,231       5,140,575
RAB Holdings, Inc.,
Sr Note (B)(G)(H)                                              13.000      05-01-08      D              1,380          12,038

Foreign Government 2.37%                                                                                           20,459,951
Brazil, Federative Republic of,
Bond (Brazil)                                                  11.250      07-26-07      BB-            4,900       5,488,000
Bond (Brazil)                                                   8.250      01-20-34      BB-              800         767,200
Gtd Bond (Brazil)                                               8.000      04-15-14      BB-           10,554      10,766,001
Colombia, Republic of,
Bond (Colombia)                                                 8.125      05-21-24      BB             3,500       3,438,750

Home Furnishings 0.00%                                                                                                      0
Imperial Home Decor Group, Inc.,
Gtd Sr Sub Note Ser B (B)(G)(H)                                11.000      03-15-08      D              4,875               0

Industrial Conglomerates 0.00%                                                                                            500
Diamond Brands Operating Corp.,
Gtd Sr Sub Note (B)(G)(H)                                      10.125      04-15-08      D              5,000             500

See notes to
financial statements.


13


FINANCIAL STATEMENTS


                                                             Interest      Maturity      Credit     Par value
Issuer, description                                              rate      date          rating (A)     (000)           Value
Insurance Brokers 0.01%                                                                                               $50,000
SIG Capital Trust I,
Gtd Trust Preferred Security (B)(H)                             9.500%     08-15-27      D             $5,000          50,000

Leisure Facilities 0.88%                                                                                            7,583,515
AMC Entertainment, Inc.,
Sr Sub Note                                                     9.500      02-01-11      CCC+           7,699       7,583,515

Metal & Glass Containers 0.53%                                                                                      4,590,000
BWAY Corp.,
Gtd Sr Sub Note                                                10.000      10-15-10      B-             4,500       4,590,000

Oil & Gas Drilling 1.48%                                                                                           12,744,188
Ocean Rig Norway A.S.,
Gtd Sr Sec Note (Norway)                                       10.250      06-01-08      CCC           12,525      12,744,188

Oil & Gas Exploration & Production 1.19%                                                                           10,246,250
McMoRan Exploration Co.,
Conv Sr Note (G)                                                6.000      07-02-08      B-             2,500       3,659,375
Conv Sr Note (G)(S)                                             6.000      07-02-08      B-             4,500       6,586,875

Oil & Gas Refining & Marketing & Transportation 2.20%                                                              18,994,924
CITGO Petroleum Corp.,
Sr Note                                                        11.375      02-01-11      BB             5,000       5,641,300
Giant Industries, Inc.,
Gtd Sr Sub Note                                                11.000      05-15-12      B-             4,618       5,195,250
Port Arthur Finance Corp.,
Gtd Sr Sec Note                                                12.500      01-15-09      BB             7,219       8,158,374

Packaged Foods & Meats 0.25%                                                                                        2,166,255
Agrilink Food, Inc.,
Gtd Sr Sub Note                                                11.875      11-01-08      B-             2,093       2,166,255

Paper Packaging 1.03%                                                                                               8,888,713
Kappa Beheer B.V.,
Gtd Sr Sub Bond (Netherlands)                                  10.625      07-15-09      B              3,175       3,238,500
Gtd Sr Sub Bond (Netherlands) (C)                              12.500      07-15-09      B              4,400       5,650,213

Paper Products 1.57%                                                                                               13,520,000
Advance Agro Capital B.V.,
Gtd Sr Note (Thailand)                                         13.000      11-15-07      CCC            7,000       7,875,000
APP Finance (II) Mauritius Ltd.,
Gtd Bond (Mauritius) (G)(H)                                    12.000      12-29-49      D              7,500         225,000
Indah Kiat Finance Mauritius Ltd.,
Gtd Sr Note (Mauritius) (G)(H)                                 10.000      07-01-07      D              6,000       3,180,000
Indah Kiat International Finance Co.,
Gtd Sec Note Ser C (Netherlands) (G)(H)                        12.500      06-15-06      D              3,500       2,240,000

See notes to
financial statements.


14


FINANCIAL STATEMENTS


                                                             Interest      Maturity      Credit     Par value
Issuer, description                                              rate      date          rating (A)     (000)           Value
Personal Products 0.05%                                                                                              $418,483
Continental AFA Dispensing Co.,
Conv Note (B)(G)                                               10.000%     03-30-09      B-              $154         148,623
Note (B)(G)                                                    10.000      03-15-08      B-               196         190,485
Global Health Sciences, Inc.,
Gtd Sr Note (B)(G)(H)                                          11.000      05-01-08      D              3,175          79,375

Photographic Products 0.28%                                                                                         2,400,000
PCA, LLC/PCA Finance Corp.,
Gtd Sr Note                                                    11.875      08-01-09      CCC            3,000       2,400,000

Regional Banks 0.54%                                                                                                4,669,556
CSBI Capital Trust I,
Gtd Sub Cap Inc Ser A (B)(G)                                   11.750      06-06-27      B-             3,890       4,669,556

Restaurants 1.77%                                                                                                  15,263,111
Planet Hollywood International, Inc.,
Note (B)(G)                                                    16.000      08-09-11      Caa1          15,263      15,263,111

Specialized Finance 0.00%                                                                                              30,300
Jet Equipment Trust,
Sr Sub Note Ser 1995-C (G)(H)(S)                               10.690      11-01-13      D              3,000             300
Norse CBO, Ltd.,
Jr Sub Note (G)(K)                                               Zero      08-13-10      B-               750          30,000

Specialty Chemicals 0.22%                                                                                           1,897,588
Huntsman ICI Chemicals, LLC,
Gtd Sr Sub Note                                                10.125      07-01-09      B              1,829       1,897,588

Steel 1.54%                                                                                                        13,279,700
LTV Corp. (The),
Gtd Sr Sub Note (B)(G)(H)                                      11.750      11-15-09      D              9,700          14,550
Metallurg Holdings, Inc.,
Sr Disc Note Ser B                                             12.750      07-15-08      C             11,185       5,928,050
Metallurg, Inc.,
Gtd Sr Note Ser B                                              11.000      12-01-07      Ca             4,720       4,389,600
Sheffield Steel Corp.,
Sr Sec Note                                                    11.375      08-15-11      B-             3,000       2,947,500

Textiles 0.55%                                                                                                      4,735,853
Coyne International Enterprises Corp.,
Sr Sub Note (B)(G)                                             11.250      06-01-08      CCC            5,925       4,735,853

Tobacco 0.64%                                                                                                       5,530,000
Commonwealth Brands, Inc.,
Sr Sec Sub Note (G)(S)                                         10.625      09-01-08      B              5,000       5,237,500
North Atlantic Holdings, Inc.,
Sr Disc Note, Step Coupon
(12.25%, 03-01-08) (O)                                           Zero      03-01-14      CCC-           1,300         292,500

See notes to
financial statements.


15


FINANCIAL STATEMENTS


                                                             Interest      Maturity      Credit     Par value
Issuer, description                                              rate      date          rating (A)     (000)           Value
Trucking 0.11%                                                                                                       $917,500
Interpool, Inc.,
Sr Note Ser AI                                                  6.000%     09-01-14      B+            $1,000         917,500

Water Utilities 0.78%                                                                                               6,720,000
Companhia de Saneamento Basico
do Estado de Sao Paulo,
Note (Brazil) (S)                                              12.000      06-20-08      BB-            6,000       6,720,000

Wireless Telecommunication Services 4.89%                                                                          42,239,800
Dobson Communications Corp.,
Sr Note                                                         8.875      10-01-13      CCC           21,990      18,031,800
Grupo Iusacell S.A. de C.V.,
Sr Note (Mexico) (H)                                           14.250      12-01-06      C              5,900       1,888,000
Mobile Telesystems Finance S.A.,
Gtd Sr Note (Luxembourg) (L)(S)                                 9.750      01-30-08      BB-            3,750       4,012,500
Gtd Sr Note (Luxembourg) (S)                                    8.375      10-14-10      BB-            7,500       7,687,500
Rural Cellular Corp.,
Sr Sub Note (L)                                                 9.750      01-15-10      CCC           12,000      10,620,000


                                                                                         Credit     Par value
Issuer, description, maturity date                                                       rating (A)     (000)           Value
Capital preferred securities 0.13%                                                                                 $1,140,000
(Cost $1,023,670)

Regional Banks 0.13%                                                                                                1,140,000
Riggs Capital Trust II, 8.875%, Ser C, 03-15-27                                          D             $1,000       1,140,000


Issuer                                                                                                 Shares           Value
Common stocks 14.90%                                                                                             $128,596,495
(Cost $149,232,416)

Airlines 1.74%                                                                                                     15,027,067
Air France-KLM, American Depositary
Receipt (France)                                                                                      118,387       1,889,457
AMR Corp. (I)(L)                                                                                      200,000       2,580,000
Northwest Airlines Corp. (I)(L)                                                                     1,027,000       6,254,430
Pinnacle Airlines Corp. (I)(L)                                                                        439,100       4,303,180
US Airways Group, Inc. (B)(H)                                                                           9,120               0

Broadcasting & Cable TV 5.08%                                                                                      43,846,692
Charter Communications, Inc. (Class A) (I)(L)                                                       1,700,000       1,938,000
DIRECTV Group, Inc. (The) (I)(L)                                                                      415,000       6,195,950
XM Satellite Radio Holdings, Inc. (Class A) (I)                                                     1,112,200      35,712,742

See notes to
financial statements.


16


FINANCIAL STATEMENTS


Issuer                                                                                                 Shares           Value
Casinos & Gaming 2.17%                                                                                            $18,680,555
Isle of Capris Casinos, Inc. (I)                                                                      724,020      18,013,618
Trump Entertainment Resorts, Inc. (I)                                                                  55,764         666,937

Commodity Chemicals 0.11%                                                                                             968,468
Applied Extrusion Technologies, Inc.
(Class A) (B)(I)(L)                                                                                    51,082         968,468

Diversified Commercial Services 0.02%                                                                                 156,374
SpinCycle, Inc. (B)(I)                                                                                101,542         156,374

Environmental Services 0.28%                                                                                        2,417,496
Kaiser Group Holdings, Inc. (I)(W)                                                                     81,949       2,417,496

Food Retail 0.09%                                                                                                     794,563
Pathmark Stores, Inc. (I)                                                                              88,778         794,563

Health Care Services 1.38%                                                                                         11,917,010
Magellan Health Services, Inc. (I)                                                                    367,016      11,917,010

Hotels, Resorts & Cruise Lines 0.04%                                                                                  314,933
Sunterra Corp. (I)(L)                                                                                  20,188         314,933

Industrial Machinery 0.00%                                                                                                  0
Glasstech, Inc. (Class B) (B)(I)(W)                                                                     4,430               0
Glasstech, Inc. (Class C) (B)(I)                                                                           10               0

Integrated Telecommunication Services 0.86%                                                                         7,432,470
Chunghwa Telecom Co., Ltd. (Taiwan)                                                                   355,000       7,391,100
Jazztel Plc (United Kingdom) (C)(I)                                                                    27,690          41,370

Paper Products 0.00%                                                                                                        0
APP China Group Ltd. (Bermuda) (B)(I)                                                                  37,717               0

Personal Products 0.09%                                                                                               794,140
Continental AFA Dispensing Co. (B)(I)                                                                 168,966         794,140

Publishing 0.79%                                                                                                    6,842,500
MediaNews Group, Inc. (I)                                                                              29,750       6,842,500

Specialty Chemicals 0.19%                                                                                           1,624,050
American Pacific Corp.                                                                                200,500       1,624,050

Steel 0.15%                                                                                                         1,335,934
Sheffield Steel Corp. (I)(W)                                                                          242,897       1,335,934

Wireless Telecommunication Services 1.91%                                                                         $16,444,243
Dobson Communications Corp. (Class A) (I)                                                             200,000         426,000
Nextel Communications, Inc. (Class A) (I)                                                             500,000      15,090,000
USA Mobility, Inc. (I)                                                                                 35,081         928,243

See notes to
financial statements.


17


FINANCIAL STATEMENTS


                                                                                                    Par value
Issuer, description                                                                                      (000)          Value
Lessor equipment trust certificates 0.42%                                                                          $3,637,641
(Cost $3,637,641)

Airlines 0.42%                                                                                                      3,637,641
US Airways, Inc.,
Lessor Equip Trust Ctf (N436US) (N437US) (N528US)
(N651US) (N652US) (B)(G)(H)                                                                              $606         137,999
Lessor Equip Trust Ctf (N591US) (B)(G)(H)                                                                 400         117,280
Lessor Equip Trust Ctf (N610AU) (N611AU) (N612AU)
(N613AU) (N614AU) (N617AU) (N619AU) (N620AU)
(N621AU) (B)(G)(H)                                                                                     10,953       3,382,362


                                                                                         Credit
Issuer, description                                                                      rating (A)    Shares           Value
Preferred stocks 5.38%                                                                                            $46,418,983
(Cost $67,450,139)

Airlines 0.00%                                                                                                              0
US Airways Group, Inc. (B)(G)(H)                                                         D              4,933               0
US Airways Group, Inc., Class A (B)(G)(H)                                                D                362               0

Broadcasting & Cable TV 1.41%                                                                                      12,195,060
Granite Broadcasting Corp., 12.75%,
Payment-In-Kind (I)                                                                      Ca            11,710       3,513,000
Pegasus Communications Corp., 6.50%,
Ser C, Conv (G)(H)                                                                       D            345,350       8,633,750
Pegasus Satellite Communications, Inc.,
12.75%, Ser B (G)(H)                                                                     D              4,831          48,310

Environmental Services 1.15%                                                                                        9,884,435
Allied Waste Industries, Inc., 6.25%, Ser C, Conv                                        B            192,500       8,722,175
Kaiser Group Holdings, Inc., 7.00%, Ser 1 (G)                                            B             21,132       1,162,260

Forest Products 1.00%                                                                                               8,633,476
TimberWest Forest Corp., Unit (Common Stock,
Preferred Shares & Sub Note) (Canada) (G)                                                B-           751,400       8,633,476

Industrial Machinery 0.20%                                                                                          1,723,249
Glasstech, Inc., 12.75%, Ser B (B)(G)                                                    B              4,475       1,439,249
Glasstech, Inc., Ser A (B)(G)(I)                                                         B                284         284,000
Glasstech, Inc., Ser C (B)(G)(I)                                                         B-                11               0

Marine 0.00%                                                                                                                0
Pacific & Atlantic Holdings, Inc. (B)(G)                                                 CCC           99,231               0

See notes to
financial statements.


18


FINANCIAL STATEMENTS


                                                                                         Credit
Issuer, description                                                                      rating (A)    Shares           Value
Wireless Telecommunication Services 1.62%                                                                         $13,982,763
Dobson Communications Corp. (G)(I)(S)                                                    B-           514,912       1,096,763
Dobson Communications Corp., 6.00%,
Ser F, Conv (G)(I)(S)                                                                    B-             8,000         648,000
Rural Cellular Corp., 12.25%, Payment-In-Kind                                            CCC-          24,476      12,238,000


Issuer                                                                                                 Shares           Value
Rights 0.00%                                                                                                               $0
(Cost $0)

Environmental Services 0.00%                                                                                                0
Kaiser Group Holdings, Inc. (B)(I)                                                                     68,021               0


Issuer                                                                                                 Shares           Value
Royalty trusts 1.58%                                                                                               $13,601,291
(Cost $9,605,156)

Diversified Metals & Mining 1.58%                                                                                   13,601,291
GLC Carbon USA, Inc./GLC Securityholder,
LLC (Common Stock & Promissory Note)
(Canada)                                                                                             1,456,241      13,601,291


                                                             Interest      Maturity      Credit     Par value
Issuer, description                                              rate      date          rating (A)     (000)           Value
Tax-exempt long-term bonds 1.52%                                                                                  $13,167,440
(Cost $11,580,688)

Industrial Development 0.20%                                                                                        1,753,100
New York City Industrial Development
Agency,
Spec Facil Rev British Airways Plc Proj                         5.250%     12-01-32      BB+           $2,000       1,753,100

Other Revenue 1.32%                                                                                                11,414,340
Seminole Tribe Florida,
Rev Bond Resort Gaming Facil Proj (G)                          11.500      10-01-13      B             10,500      11,414,340

See notes to
financial statements.


19


FINANCIAL STATEMENTS


Issuer                                                                                                 Shares           Value
Warrants 0.09%                                                                                                       $731,949
(Cost $3,608,017)

Airlines 0.01%                                                                                                         47,355
Air France-KLM (France) (I)                                                                           107,625          47,355
US Airways Group, Inc. (B)(H)                                                                           4,934               0

Broadcasting & Cable TV 0.07%                                                                                         589,050
XM Satellite Radio, Inc. (I)                                                                            9,350         589,050

Casinos & Gaming 0.00%                                                                                                      0
Silver Slipper Casino (B)(I)                                                                            1,929               0

Diversified Metals & Mining 0.00%                                                                                           0
Doe Run Resources Corp. (B)(I)                                                                             28               0

Food Retail 0.00%                                                                                                      21,978
Pathmark Stores, Inc. (I)                                                                              62,796          21,978

Hotels, Resorts & Cruise Lines 0.01%                                                                                   73,285
Sunterra Corp. (B)(I)                                                                                  30,283          73,285

Restaurants 0.00%                                                                                                           0
Planet Hollywood International, Inc. (B)(I)                                                             2,816               0

Textiles 0.00%                                                                                                            281
HF Holdings, Inc. (B)(I)                                                                               28,092             281


                                                                                     Interest       Par value
Issuer, description, maturity date                                                       rate           (000)           Value
Short-term investments 6.03%                                                                                      $52,029,390
(Cost $52,029,390)

Joint Repurchase Agreement 4.27%                                                                                   36,864,000
Investment in a joint repurchase agreement transaction
with Barclays Capital, Inc. -- Dated 05-31-05
due 06-01-05 (secured by U.S. Treasury Inflation
Indexed Bond 3.625% due 04-15-28 and U.S. Treasury
Inflation Indexed Note 2.000% due 01-15-14)                                             2.970%        $36,864      36,864,000

See notes to
financial statements.


20


FINANCIAL STATEMENTS


                                                                                                       Shares           Value
Cash Equivalents 1.76%                                                                                            $15,165,390
AIM Cash Investment Trust (T)                                                                      15,165,390      15,165,390

Total investments 99.33%                                                                                         $857,066,893

Other assets and liabilities, net 0.67%                                                                            $5,766,729

Total net assets 100.00%                                                                                         $862,833,622


(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available, unless indicated otherwise.

(B) This security is fair valued in good faith under procedures established by the Board of Trustees.

(C) Parenthetical disclosure of a country in the security description represents country of issuer; however, the security is euro-denominated.

(D) Par value of foreign bonds is expressed in local currency, as shown parenthetically in security description.

(G) Security rated internally by John Hancock Advisers, LLC.

(H) Non-income-producing issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(I) Non-income-producing security.

(K) Direct placement securities are restricted to resale. They have been fair valued in accordance with procedures approved by the Trustees after consideration of restrictions as to resale, financial condition and prospects of the issuer, general market conditions and pertinent information in accordance with the Fund's by-laws and the Investment Company Act of 1940, as amended. The Fund has limited rights to registration under the Securities Act of 1933 with respect to these restricted securities. Additional information on these securities is as follows:


                                                     Value as a
                                                     percentage
                       Acquisition    Acquisition     of Fund's     Value as of
Issuer, description           date           cost    net assets    May 31, 2005
-------------------------------------------------------------------------------
Norse CBO, Ltd.,
Jr Sub Note               08-04-98       $750,000         0.00%         $30,000

(L) All or a portion of this security is on loan as of May 31, 2005.

(O) Cash interest will be paid on this obligation at the stated rate beginning on the stated date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $104,802,474 or 12.15% of the Fund's net assets as of May 31, 2005.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated, unless indicated otherwise.

    The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.

FINANCIAL STATEMENTS

ASSETS AND
LIABILITIES

May 31, 2005

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value and
the maximum
offering price
per share.


Assets
Investments at value, including $42,707,052
of securities loaned
Unaffiliated issuers (cost $973,528,524)                         $853,313,463
Affiliated issuers (cost $8,218,699)                                3,753,430
Cash                                                                      739
Receivable for investments sold                                     2,839,275
Receivable for shares sold                                          6,496,882
Receivable for forward foreign currency exchange contracts            521,542
Dividends and interest receivable                                  15,422,973
Other assets                                                          122,851

Total assets                                                      882,471,155

Liabilities
Payable for investments purchased                                     917,500
Payable for shares repurchased                                      2,175,778
Payable upon return of securities loaned                           15,165,390
Dividends payable                                                     618,490
Payable to affiliates
Management fees                                                       382,813
Distribution and service fees                                          97,150
Other                                                                  51,567
Other payables and accrued expenses                                   228,845

Total liabilities                                                  19,637,533

Net assets
Capital paid-in                                                 1,259,715,234
Accumulated net realized loss on investments,
options written and foreign currency transactions                (274,344,141)
Net unrealized depreciation of investments
and translation of assets and liabilities in
foreign currencies                                               (124,172,059)
Accumulated net investment income                                   1,634,588

Net assets                                                       $862,833,622

Net asset value per share
Based on net asset values and shares outstanding --
the Fund has an unlimited number of shares
authorized with no par value
Class A ($347,020,628 [DIV] 68,661,584 shares)                          $5.05
Class B ($384,922,441 [DIV] 76,154,043 shares)                          $5.05
Class C ($130,890,553 [DIV] 25,896,044 shares)                          $5.05

Maximum offering price per share
Class A 1 ($5.05 [DIV] 95.5%)                                           $5.29

1 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to
financial statements.

FINANCIAL STATEMENTS

OPERATIONS

For the year ended
May 31, 2005

This Statement
of Operations
summarizes the
Fund's investment
income earned and
expenses incurred
in operating the
Fund. It also shows
net gains (losses)
for the period
stated.

Investment income
Interest                                                          $74,407,741
Dividends (net of foreign withholding taxes of $94,631)             6,384,462
Securities lending                                                    357,911

Total investment income                                            81,150,114

Expenses
Investment management fees                                          4,911,708
Class A distribution and service fees                                 920,996
Class B distribution and service fees                               4,415,746
Class C distribution and service fees                               1,403,108
Transfer agent fees                                                 1,145,342
Professional fees                                                     256,566
Accounting and legal services fees                                    224,297
Custodian fees                                                        169,710
Miscellaneous                                                         159,111
Printing                                                              120,875
Registration and filing fees                                           69,389
Interest                                                               43,446
Trustees' fees                                                         41,439
Securities lending fees                                                15,035

Total expenses                                                     13,896,768

Net investment income                                              67,253,346

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments                                                        (9,890,152)
Options written                                                     4,510,914
Foreign currency transactions                                      (3,104,971)

Change in net unrealized appreciation (depreciation) of
Investments                                                        14,045,108
Options written                                                       (49,383)
Translation of assets and liabilities in foreign currencies           830,528

Net realized and unrealized gain                                    6,342,044

Increase in net assets from operations                            $73,595,390

See notes to
financial statements.

FINANCIAL STATEMENTS

CHANGES IN
NET ASSETS

These Statements
of Changes in Net
Assets show how
the value of the
Fund's net assets
has changed
during the last
two periods. The
difference reflects
earnings less
expenses, any
investment
gains and losses,
distributions, if
any, paid to
shareholders and
the net of Fund
share transactions.
                                                         Year          Year
                                                        ended         ended
                                                      5-31-04       5-31-05
Increase (decrease) in net assets
From operations

Net investment income                             $84,041,384   $67,253,346
Net realized gain (loss)                           12,320,190    (8,484,209)
Change in net unrealized
appreciation (depreciation)                        69,798,648    14,826,253

Increase in net assets resulting
from operations                                   166,160,222    73,595,390

Distributions to shareholders
From net investment income
Class A                                           (35,121,998)  (28,783,291)
Class B                                           (42,179,967)  (31,534,693)
Class C                                           (10,370,769)   (9,902,697)
                                                  (87,672,734)  (70,220,681)
From Fund share transactions                      (36,474,389)  (98,588,978)

Net assets
Beginning of period                               916,034,792   958,047,891

End of period 1                                  $958,047,891  $862,833,622

1 Includes accumulated (distributions in excess of) net investment income of ($1,431,078) and $1,634,588, respectively.

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

FINANCIAL
HIGHLIGHTS


CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

Period ended                                           5-31-01 1   5-31-02 1,2   5-31-03   5-31-04   5-31-05
Per share operating performance
Net asset value,
beginning of period                                      $5.87       $5.11         $4.72     $4.69     $5.05
Net investment income 3                                   0.65        0.47          0.45      0.42      0.38
Net realized and unrealized
gain (loss) on investments                               (0.76)      (0.32)        (0.01)     0.37      0.02
Total from
investment operations                                    (0.11)       0.15          0.44      0.79      0.40
Less distributions
From net investment income                               (0.65)      (0.54)        (0.47)    (0.43)    (0.40)
Net asset value, end of period                           $5.11       $4.72         $4.69     $5.05     $5.05
Total return 4 (%)                                       (1.82)       3.59         11.05     17.18      8.09

Ratios and supplemental data
Net assets, end of period
(in millions)                                             $228        $254          $297      $343      $347
Ratio of expenses
to average net assets (%)                                 0.99        1.02          1.04      0.96      1.00
Ratio of net investment income
to average net assets (%)                                10.87        9.85         10.54      8.09      7.49
Portfolio turnover (%)                                      57          69            49        49        30

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

CLASS B SHARES


Period ended                                           5-31-01 1   5-31-02 1,2   5-31-03   5-31-04   5-31-05
Per share operating performance
Net asset value,
beginning of period                                      $5.87       $5.11         $4.72     $4.69     $5.05
Net investment income 3                                   0.61        0.43          0.42      0.39      0.34
Net realized and unrealized
gain (loss) on investments                               (0.76)      (0.32)        (0.01)     0.37      0.02
Total from
investment operations                                    (0.15)       0.11          0.41      0.76      0.36
Less distributions
From net investment income                               (0.61)      (0.50)        (0.44)    (0.40)    (0.36)
Net asset value, end of period                           $5.11       $4.72         $4.69     $5.05     $5.05
Total return 4 (%)                                       (2.51)       2.81         10.23     16.31      7.30

Ratios and supplemental data
Net assets, end of period
(in millions)                                             $571        $515          $512      $481      $385
Ratio of expenses
to average net assets (%)                                 1.68        1.77          1.79      1.72      1.74
Ratio of net investment income
to average net assets (%)                                10.87        9.10          9.92      7.43      6.78
Portfolio turnover (%)                                      57          69            49        49        30

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

CLASS C SHARES


Period ended                                           5-31-01 1   5-31-02 1,2   5-31-03   5-31-04   5-31-05
Per share operating performance
Net asset value,
beginning of period                                      $5.87       $5.11         $4.72     $4.69     $5.05
Net investment income 3                                   0.61        0.43          0.41      0.38      0.34
Net realized and unrealized
gain (loss) on investments                               (0.76)      (0.32)           -- 5    0.38      0.02
Total from
investment operations                                    (0.15)       0.11          0.41      0.76      0.36
Less distributions
From net investment income                               (0.61)      (0.50)        (0.44)    (0.40)    (0.36)
Net asset value, end of period                           $5.11       $4.72         $4.69     $5.05     $5.05
Total return 4 (%)                                       (2.57)       2.81         10.23     16.31      7.29

Ratios and supplemental data
Net assets, end of period
(in millions)                                              $40         $61          $108      $134      $131
Ratio of expenses
to average net assets (%)                                 1.74        1.77          1.79      1.72      1.75
Ratio of net investment income
to average net assets (%)                                10.87        9.10          9.72      7.33      6.74
Portfolio turnover (%)                                      57          69            49        49        30

1 Audited by previous auditor.

2 As required, effective June 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The effect of this change on per share amounts for the year ended May 31, 2002, was to decrease net investment income per share by $0.01, decrease net realized and unrealized losses per share by $0.01 and, had the Fund not made these changes to amortization and accretion, the ratio of net investment income to average net assets would have been 10.16%, 9.41% and 9.41% for Class A, Class B and Class C shares, respectively. Per share ratios and supplemental data for periods prior to June 1, 2001, have not been restated to reflect this change in presentation.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Less than $0.01 per share.

See notes to
financial statements.

NOTES TO
STATEMENTS

Note A
Accounting policies

John Hancock High Yield Fund (the "Fund"), is a diversified series of John Hancock Bond Trust, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to seek high current income.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies
of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or, if quotations are not readily available, or the value has been materially affected by events occurring after the closing of a foreign market, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments, which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value. Investments in AIM Cash Investment Trust are valued at their net asset value each business day. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in "Foreign currency translation" below.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of John Hancock Financial Services, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Foreign currency
translation

All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 4:00 P.M., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable.

Discount and premium
on securities

The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The average daily loan balance during the year for which loans were outstanding, amounted to $17,017,154, and the weighted average interest rate was 3.26%. Interest expense includes $19,733 paid under the line of credit. There was no outstanding borrowing under the line of credit on May 31, 2005.

Options

The Fund may enter into option contracts. Listed options will be valued at the last quoted sales price on the exchange on which they are primarily traded. Over-the-counter options are valued at the mean between the last bid and asked prices. Upon the writing of a call or put option, an amount equal to the premium received by the Fund will be included in the Fund's Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability will be subsequently marked to market to reflect the current market value of the written option.

The Fund may use option contracts to manage its exposure to the price volatility of financial instruments. Writing puts and buying calls will tend to increase the Fund's exposure to the underlying instrument, and buying puts and writing calls will tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments.

The maximum exposure to loss for any purchased options will be limited to the premium initially paid for the option. In all other cases, the face (or "notional") amount of each contract at value will reflect the maximum exposure of the Fund in these contracts, but the actual exposure will be limited to the change in value of the contract over the period the contract remains open.

Risks may also arise if counterparties do not perform under the contract's terms ("credit risk") or if the Fund is unable to offset a contract with a counterparty on a timely basis ("liquidity risk"). Exchange-traded options have minimal credit risk as the exchanges act as counterparties to each transaction, and only present liquidity risk in highly unusual market conditions. To minimize credit and liquidity risks in over-the-counter option contracts, the Fund continuously monitors the creditworthiness of all its counterparties.

At any particular time, except for purchased options, market or credit risk may involve amounts in excess of those reflected in the Fund's Statement of Assets and Liabilities.

Written options for the year ended May 31, 2005 were as follows:

                                    NUMBER OF CONTRACTS   PREMIUMS RECEIVED
---------------------------------------------------------------------------
Outstanding, beginning of period                  2,000            $349,383
Options written                                  12,062           5,017,026
Options closed                                   (5,930)         (2,496,281)
Options expired                                  (5,684)         (2,138,951)
Options exercised                                (2,448)           (731,177)

Outstanding, end of period                           --                  --


Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. At May 31, 2005, the Fund loaned securities having a market value of $42,707,052 collateralized by securities in the amount of $28,490,282 and by cash in the amount of $15,165,390. The cash collateral was invested in a short-term instrument. Securities lending expenses are paid by the Fund to the Adviser.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $265,665,253 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: May 31, 2007 -- $21,790,325, May 31, 2008 -- $14,048,332, May 31, 2009 -- $19,043,883, May 31, 2010 -- $112,553,950,
May 31, 2011 -- $49,238,057, May 31, 2012 -- $32,389,010 and May 31, 2013
-- $16,601,696. Net capital losses of $7,578,917 and income losses of $2,228,179 that are attributable to security transactions incurred after October 31, 2004, are treated as arising on June 1, 2005, the first day of the Fund's next taxable year.

Forward foreign currency
exchange contracts

The Fund may enter into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts are marked to market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses are included in the determination of the Fund's daily net asset value. The Fund records realized gains and losses at the time the forward foreign currency exchange contracts are closed out. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of the contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. These contracts involve market or credit risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities.

The Fund may also purchase and sell forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which it intends to take delivery of the foreign currency. Such contracts normally involve no market risk if they are offset by the currency amount of the underlying transactions.

The Fund had the following open forward foreign currency exchange contracts on May 31, 2005:

                   PRINCIPAL AMOUNT       EXPIRATION
CURRENCY           COVERED BY CONTRACT    MONTH         APPRECIATION
--------------------------------------------------------------------
SELLS
Canadian Dollar    31,100,000             June 2005         $266,507
Euro                4,500,000             August 2005        200,464
Swiss Franc         1,100,000             June 2005           54,571
                                                            $521,542


Dividends, interest
and distributions

Dividend income on investment securities is recorded on the ex-dividend or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. The Fund may place a security on non-accrual status and reduce related investment income by ceasing current accruals or writing off interest, or dividend receivable when the collection of interest has become doubtful. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund's net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day, and distributed monthly. During the year ended May 31, 2004, the tax character of distributions paid was as follows: ordinary income $87,672,734. During the year ended May 31, 2005, the tax character of distributions paid was as follows: ordinary income $70,220,681. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of May 31, 2005, the components of distributable earnings on a tax basis included $5,295,792 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note B
Management fee and
transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund paid a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.625% of the first $75,000,000 of the Fund's average daily net asset value, (b) 0.5625% of the next $75,000,000 and (c) 0.50% of the Fund's average daily net asset value in excess of $150,000,000, until June 30, 2004. Effective July 1, 2004, the Fund began paying a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.625% of the first $75,000,000 of the Fund's average daily net asset value, (b) 0.5625% of the next $75,000,000, (c) 0.50% of the next $2,350,000,000, (d) 0.475%
of the next $2,500,000,000 and (e) 0.45% of the Fund's average daily net asset value in excess of $5,000,000,000.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.25% of Class A average daily net asset value and 1.00% of Class B and Class C average daily net asset value. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the year ended May 31, 2005, JH Funds received net up-front sales charges of $1,163,647 with regard to sales of Class A shares. Of this amount, $146,183 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $946,520 was paid as sales commissions to unrelated broker-dealers and $70,944 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. Prior to July 15, 2004, Class C shares were assessed up-front sales charges. During the year ended May 31, 2005, JH Funds received net up-front sales charges of $24,996 with regard to sales of Class C shares. Of this amount, $24,890 was paid as sales commissions to unrelated broker-dealers and $106 was paid as sales commissions to sales personnel of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended May 31, 2005, CDSCs received by JH Funds amounted to $1,000,897 for Class B shares and $28,993 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of JHLICo. The Fund pays a monthly transfer agent fee at an annual rate of 0.015% of the Fund's average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses aggregated and allocated to each class on the basis of its relative net asset value. Signature Services agreed to voluntarily reduce the Fund's asset-based portion of the transfer agent fee if the total transfer agent fee exceeds the Lipper, Inc. median transfer agency fee for comparable mutual funds by 0.05%. There were no transfer agent fee reductions during the year ended May 31, 2005. Signature Services reserves the right to terminate this limitation at any time.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the year amounted to $224,297. The Fund also paid the Adviser the amount of $1,090 for certain publishing services, included in the printing fees and the amount of $4,756 for certain compliance costs, included in the miscellaneous expenses.

The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note C
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value.


                                    Year ended 5-31-04            Year ended 5-31-05
                                Shares          Amount        Shares          Amount
Class A shares
Sold                        94,838,862    $477,197,378    33,980,221    $173,740,755
Distributions reinvested     3,648,443      18,775,919     2,513,354      12,896,346
Repurchased                (93,905,149)   (478,354,994)  (35,770,698)   (183,705,784)
Net increase                 4,582,156     $17,618,303       722,877      $2,931,317

Class B shares
Sold                        17,353,536     $87,965,860     9,241,109     $47,124,097
Distributions reinvested     3,981,945      20,384,265     2,413,748      12,364,891
Repurchased                 (35,253,19    (180,814,006)  (30,747,834)   (157,531,691)
Net decrease               (13,917,712)   ($72,463,881)  (19,092,977)   ($98,042,703)

Class C shares
Sold                        14,666,380     $75,144,387     8,019,735     $40,905,219
Distributions reinvested     1,167,612       5,997,925       894,902       4,587,693
Repurchased                (12,229,816)    (62,771,123)   (9,565,002)    (48,970,504)
Net increase (decrease)      3,604,176     $18,371,189      (650,365)    ($3,477,592)

Net decrease                (5,731,380)   ($36,474,389)  (19,020,465)   ($98,588,978)


Note D
Investment
transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the year ended May 31, 2005, aggregated $274,764,355 and $376,508,080, respectively.

The cost of investments owned on May 31, 2005, including short-term investments, for federal income tax purposes, was $987,151,807. Gross unrealized appreciation and depreciation of investments aggregated $94,270,270 and $224,355,184, respectively, resulting in net unrealized depreciation of $130,084,914. The difference between book basis and tax basis net unrealized depreciation of investments is attributable primarily to tax deferral of losses on certain sales of securities and amortization of premiums on debt securities.

Note E
Transactions in securities of affiliated issuers

Affiliated issuers, as defined by the Investment Company Act of 1940, are those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund's transactions in the securities of these issuers during the year ended May 31, 2005, is set forth below.


                            Beginning       Ending
                                share        share       Realized       Dividend       Ending
Affiliate                      amount       amount           gain         income        value
Glasstech, Inc. (Class B)
bought: none, sold: none        4,430        4,430             --            $--          $--
Kaiser Group Holdings, Inc.
bought: none, sold: none       81,949    1,601,000*            --             --    2,417,496
Sheffield Steel Corp.
bought: none, sold: none      242,897      242,897             --             --    1,335,924

Totals                                                                             $3,753,430

* Reflects 1 for 20 stock split on 4-28-05.


Note F
Reclassification
of accounts

During the year ended May 31, 2005, the Fund reclassified amounts to reflect an increase in accumulated net realized loss on investments of $7,266,262, an increase in accumulated net investment income of $6,033,001 and an increase in capital paid-in of $1,233,261. This represents the amounts necessary to report these balances on a tax basis, excluding certain temporary differences, as of May 31, 2005. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America, book and tax differences in accounting for deferred compensation, bond bifurcation, amortization of premium and certain foreign currency adjustments. The calculation of net investment income per share in the Fund's Financial Highlights excludes these adjustments.

Shareholder meeting (unaudited)

On December 1, 2004, a Special Meeting of shareholders of the Fund was held to elect nine Trustees, effective January 1, 2005.

Proxies covering 170,052,759 shares of beneficial interest were voted at the meeting.

The shareholders elected the following Trustees to serve until their respective successors are duly elected and qualified, with the votes tabulated as follows:

                                                    WITHHELD
                               FOR                 AUTHORITY
------------------------------------------------------------
James F. Carlin                168,039,453         2,013,306
Richard P. Chapman, Jr.        168,025,008         2,027,751
William H. Cunningham          167,995,572         2,057,187
Ronald R. Dion                 168,021,277         2,031,482
Charles L. Ladner              168,029,802         2,022,957
Dr. John A. Moore              168,050,299         2,002,460
Patti McGill Peterson          167,965,409         2,087,350
Steven R. Pruchansky           168,057,945         1,994,814
James A. Shepherdson*          167,980,468         2,072,291

* Mr. James A. Shepherdson resigned effective July 15, 2005.

Change in
Independent Auditor
(unaudited)

Based on the recommendation of the Audit Committee of the Fund, the Board of Trustees has determined not to retain Deloitte & Touche LLP as the Fund's Independent Registered Public Accounting Firm and voted to appoint PricewaterhouseCoopers LLP for the fiscal year ended May 31, 2006. During the two most recent fiscal years, Deloitte & Touche LLP's audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports qualified as to uncertainty, audit scope or accounting principles. Further, there were no disagreements between the Fund and Deloitte & Touche LLP on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of Deloitte & Touche LLP, would have caused them to make reference to the disagreement in their reports.

AUDITORS'
REPORT

Report of Deloitte
& Touche LLP,
Independent
Registered Public
Accounting Firm

To the Board of Trustees of John Hancock Bond Trust and Shareholders of John Hancock High Yield Fund,

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of John Hancock High Yield Fund (the "Fund"), including the schedule of investments as of May 31, 2005, and the related statement of operations for the year then ended, and the statement of changes in net assets for the years ended May 31, 2004 and 2005 and the financial highlights for each of the years in the three-year period ended May 31, 2005. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years in the two-year period ended May 31, 2002, were audited by other auditors whose report dated July 5, 2002, expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned at May 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of May 31, 2005, and the results of its operations and the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
July 25, 2005

TAX
INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended May 31, 2005.

With respect to the ordinary dividends paid by the Fund for the fiscal year ended May 31, 2005, none of the dividends qualify for the corporate dividends-received deduction.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2005.

Shareholders will be mailed a 2005 U.S. Treasury Department Form 1099-DIV in January 2006 This will reflect the total of all distributions that are taxable for calendar year 2005.

TRUSTEES
& OFFICERS

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.


Independent Trustees

Name, age                                                                                                       Number of
Position(s) held with Fund                                                                  Trustee             John Hancock
Principal occupation(s) and other                                                           of Fund             funds overseen
directorships during past 5 years                                                           since 1             by Trustee
Charles L. Ladner, 2 Born: 1938                                                             1994                51
Independent Chairman (since 2004); Chairman and Trustee, Dunwoody
Village, Inc. (retirement services) (until 2003); Senior Vice President and
Chief Financial Officer, UGI Corporation (public utility holding company)
(retired 1998); Vice President and Director for AmeriGas, Inc. (retired
1998); Director of AmeriGas Partners, L.P. (until 1997) (gas distribution);
Director, EnergyNorth, Inc. (until 1995); Director, Parks and History
Association (since 2001).

James F. Carlin, Born: 1940                                                                 1994                51
Director and Treasurer, Alpha Analytical Inc. (analytical laboratory) (since 1985);
Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc. (since 1995);
Part Owner and Vice President, Mone Lawrence Carlin Insurance Agency, Inc.
(since 1996); Director and Treasurer, Rizzo Associates (engineering) (until 2000);
Chairman and CEO, Carlin Consolidated, Inc. (management/investments) (since
1987); Director and Partner, Proctor Carlin & Co., Inc. (until 1999); Trustee,
Massachusetts Health and Education Tax Exempt Trust (since 1993); Director of the following: Uno Restaurant Corp. (until 2001), Arbella Mutual (insurance)
(until 2000), HealthPlan Services, Inc. (until 1999), Flagship Healthcare, Inc. (until
1999), Carlin Insurance Agency, Inc. (until 1999); Chairman, Massachusetts
Board of Higher Education (until 1999).

Richard P. Chapman, Jr., 2 Born: 1935                                                       2005                51
President and Chief Executive Officer, Brookline Bancorp Inc. (lending)
(since 1972); Director, Lumber Insurance Co. (insurance) (until 2000);
Chairman and Director, Northeast Retirement Services, Inc. (retirement administration) (since 1998).

William H. Cunningham, Born: 1944                                                           1987                51
Former Chancellor, University of Texas System and former President of the
University of Texas, Austin, Texas; Chairman and CEO, IBT Technologies
(until 2001); Director of the following: The University of Texas Investment
Management Company (until 2000), Hire.com (until 2004), STC Broadcasting,
Inc. and Sunrise Television Corp. (electronic manufacturing) (until 2001),
Symtx, Inc. (electronic manufacturing) (since 2001), Adorno/Rogers Technology,
Inc. (until 2004), Pinnacle Foods Corporation (until 2003), rateGenius (Internet


39


Independent Trustees (continued)

Name, age                                                                                                       Number of
Position(s) held with Fund                                                                  Trustee             John Hancock
Principal occupation(s) and other                                                           of Fund             funds overseen
directorships during past 5 years                                                           since 1             by Trustee
William H. Cunningham, Born: 1944 (continued)                                               1987                51
service) (until 2003), Jefferson-Pilot Corporation (diversified life insurance company) (since 1985), New Century Equity Holdings (formerly Billing Concepts)
(until 2001), eCertain (until 2001), ClassMap.com (until 2001), Agile Ventures
(until 2001), LBJ Foundation (until 2000), Golfsmith International, Inc.
(until 2000), Metamor Worldwide (until 2000), AskRed.com (until 2001),
Southwest Airlines (since 2000) and Introgen (since 2000); Advisory Director,
Q Investments (until 2003); Advisory Director, Chase Bank (formerly Texas
Commerce Bank -- Austin) (since 1988), LIN Television (since 2002), WilTel
Communications (until 2003) and Hayes Lemmerz International, Inc.
(diversified automotive parts supply company) (since 2003).

Ronald R. Dion, Born: 1946                                                                  1998                51
Chairman and Chief Executive Officer, R.M. Bradley & Co., Inc.; Director,
The New England Council and Massachusetts Roundtable; Trustee, North
Shore Medical Center; Director, Boston Stock Exchange; Director, BJ's
Wholesale Club, Inc. and a corporator of the Eastern Bank; Trustee,
Emmanuel College; Director, Boston Municipal Research Bureau;
Member of the Advisory Board, Carroll Graduate School of Management
at Boston College.

John A. Moore, 2 Born: 1939                                                                 2005                51
President and Chief Executive Officer, Institute for Evaluating Health
Risks, (nonprofit institution) (until 2001); Chief Scientist, Sciences
International (health research) (until 2003); Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT (nonprofit research) (since 2002).

Patti McGill Peterson, 2 Born: 1943                                                         2005                51
Executive Director, Council for International Exchange of Scholars and
Vice President, Institute of International Education (since 1998);
Senior Fellow, Cornell Institute of Public Affairs, Cornell University (until
1998); Former President of Wells College and St. Lawrence University;
Director, Niagara Mohawk Power Corporation (until 2003); Director, Ford
Foundation, International Fellowships Program (since 2002); Director,
Lois Roth Endowment (since 2002); Director, Council for International
Educational Exchange (since 2003).

Steven R. Pruchansky, Born: 1944                                                            1994                51
Chairman and Chief Executive Officer, Greenscapes of Southwest
Florida, Inc. (since 2000); Director and President, Greenscapes of
Southwest Florida, Inc. (until 2000); Managing Director, JonJames, LLC
(real estate) (since 2001); Director, First Signature Bank & Trust Company
(until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell
Building Corp. (until 1991).


40



Principal officers who are not Trustees

Name, age
Position(s) held with Fund                                                                                      Officer
Principal occupation(s) and                                                                                     of Fund
directorships during past 5 years                                                                               since
Keith F. Hartstein, Born: 1956                                                                                  2005
President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director,
President and Chief Executive Officer, John Hancock Advisers, LLC (the
"Adviser") and The Berkeley Financial Group, LLC ("The Berkeley Group")
(holding company); Director, President and Chief Executive Officer, John
Hancock Funds, LLC. ("John Hancock Funds"); Director, President and Chief
Executive Officer, Sovereign Asset Management Corporation ("SAMCorp.");
Director, John Hancock Signature Services, Inc.; Director, Chairman and
President, NM Capital Management, Inc. (NM Capital); Chairman, Investment
Company Institute Sales Force Marketing Committee (since 2003); Executive
Vice President, John Hancock Funds, LLC (until 2005).

William H. King, Born: 1952                                                                                     1994
Vice President and Treasurer
Vice President and Assistant Treasurer, the Adviser; Vice President and Treasurer of each of the John Hancock funds; Assistant Treasurer of each of the John Hancock funds (until 2001).


The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available, without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit Committee.

OUR FAMILY
OF FUNDS

---------------------------------------------------------
Equity                Balanced Fund
                      Classic Value Fund
                      Core Equity Fund
                      Focused Equity Fund
                      Greater China Opportunities Fund
                      Growth Trends Fund
                      International Fund
                      Large Cap Equity Fund
                      Large Cap Select Fund
                      Mid Cap Growth Fund
                      Multi Cap Growth Fund
                      Small Cap Fund
                      Small Cap Equity Fund
                      Small Cap Growth Fund
                      Sovereign Investors Fund
                      U.S. Global Leaders Growth Fund

---------------------------------------------------------
Sector                Financial Industries Fund
                      Health Sciences Fund
                      Real Estate Fund
                      Regional Bank Fund
                      Technology Fund
                      Technology Leaders Fund

---------------------------------------------------------
Income                Bond Fund
                      Government Income Fund
                      High Income Fund
                      High Yield Fund
                      Investment Grade Bond Fund
                      Strategic Income Fund

---------------------------------------------------------
Tax-Free Income       California Tax-Free Income Fund
                      High Yield Municipal Bond Fund
                      Massachusetts Tax-Free Income Fund
                      New York Tax-Free Income Fund
                      Tax-Free Bond Fund

---------------------------------------------------------
Money Market          Money Market Fund
                      U.S. Government Cash Reserve

A fund's investment objectives, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291 or visit our Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

ELECTRONIC
DELIVERY

Now available from
John Hancock Funds

Instead of sending annual and semiannual reports and prospectuses through the U.S. mail, we'll notify you by e-mail when these documents are available for online viewing.

How does electronic delivery benefit you?

* No more waiting for the mail to arrive; you'll receive an e-mail notification as soon as the document is ready for online viewing.

* Reduces the amount of paper mail you receive from John Hancock Funds.

* Reduces costs associated with printing and mailing.

Sign up for electronic delivery today at www.jhfunds.com/edelivery

OUR WEB SITE

A wealth of information --
www.jhfunds.com

View the latest information for your account.
------------------------------------------------
Transfer money from one account to another.
------------------------------------------------
Get current quotes for major market indexes.
------------------------------------------------
Use our online calculators to help you with your
financial goals.
------------------------------------------------
Get up-to-date commentary from John Hancock
Funds investment experts.
------------------------------------------------
Access forms, applications and tax information.
------------------------------------------------

For more information

The Fund's proxy voting policies, procedures and records are available without charge, upon request:

By phone            On the Fund's Web site        On the SEC's Web site

1-800-225-5291      www.jhfunds.com/proxy         www.sec.gov


Investment adviser

John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Principal distributor

John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian

The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent

John Hancock Signature
Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel

Wilmer Cutler Pickering
Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

Independent registered
public accounting firm

Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022

The Fund's investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291, or visit the Fund's Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.


How to contact us

Internet    www.jhfunds.com

Mail        Regular mail:                          Express mail:
            John Hancock                           John Hancock
            Signature Services, Inc.               Signature Services, Inc.
            1 John Hancock Way, Suite 1000         Mutual Fund Image Operations
            Boston, MA 02217-1000                  529 Main Street
                                                   Charlestown, MA 02129

Phone       Customer service representatives       1-800-225-5291
            24-hour automated information          1-800-338-8080
            TDD line                               1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission's Web site, www.sec.gov.

[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]


1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com


Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of
the shareholders of John Hancock
High Yield Fund.

5700A  5/05
       7/05

ITEM 2.  CODE OF ETHICS.

As of the end of the period, May 31, 2005, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Senior Financial Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

The code of ethics was amended effective February 1, 2005 to address new Rule 204A-1 under the Investment Advisers Act of 1940 and to make other related changes.

The most significant amendments were:

(a) Broadening of the General Principles of the code to cover compliance with all federal securities laws.

(b) Eliminating the interim requirements (since the first quarter of 2004) for access persons to preclear their personal trades of John Hancock mutual funds. This was replaced by post-trade reporting and a 30 day hold requirement for all employees.

(c) A new requirement for "heightened preclearance" with investment supervisors by any access person trading in a personal position worth $100,000 or more.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Charles L. Ladner is the audit committee financial expert and is "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant(s) for the audit of the registrant's annual financial statements or services that are normally provided by the accountant(s) in connection with statutory and regulatory filings or engagements amounted to $107,600 for the fiscal year ended May 31, 2004 (broken out as follows:
John Hancock Government Income Fund - $36,200, John Hancock High Yield Fund - $39,700 and John Hancock Investment Grade Bond Fund - $31,700) and $112,500 for the fiscal year ended May 31, 2005 (broken out as follows:
John Hancock Government Income Fund - $38,000, John Hancock High Yield Fund - $41,500 and John Hancock Investment Grade Bond Fund - $33,000). These fees were billed to the registrant and were approved by the registrant's audit committee.

(b) Audit-Related Services

There were no audit-related fees during the fiscal year ended May 31, 2004 and fiscal year ended May 31, 2005 billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant ("control affiliates").

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant(s) for the tax compliance, tax advice and tax planning ("tax fees") amounted to $6,750 for the fiscal year ended May 31, 2004 (broken out as follows: John Hancock Government Income Fund - $2,250, John Hancock High Yield Fund - $2,250 and John Hancock Investment Grade Bond Fund - $2,250) and $7,200 for the fiscal year ended May 31, 2005 (broken out as follows: John Hancock Government Income Fund - $2,400, John Hancock High Yield Fund - $2,400 and John Hancock Investment Grade Bond Fund - $2,400). The nature of the services comprising the tax fees was the review of the registrant's income tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant's audit committee. There were no tax fees billed to the control affiliates.

(d) All Other Fees

There were no other fees during the fiscal year ended May 31, 2004 and fiscal year ended May 31, 2005 billed to the registrant or to the control affiliates.

(e)(1) See attachment "Approval of Audit, Audit-related, Tax and Other Services", with the audit committee pre-approval policies and procedures.

(e)(2) There were no fees that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended May 31, 2004 and May 31, 2005 on behalf of the registrant or on behalf of the control affiliates that relate directly to the operations and financial reporting of the registrant.

(f) According to the registrant's principal accountant, for the fiscal year ended May 31, 2005, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's accountant(s) for services rendered to the registrant and rendered to the registrant's control affiliates for each of the last two fiscal years of the registrant were $41,688 for the fiscal year ended May 31, 2004, and $72,200 for the fiscal year ended May 31, 2005.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant's principal accountant(s) to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant(s)' independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Dr. John A. Moore - Chairman
Richard P. Chapman, Jr.
Charles L. Ladner
Patti McGill Peterson

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend
nominees to the registrant's Board of Trustees.   A copy of the procedures
is filed as an exhibit to this Form N-CSR. See attached "John Hancock Funds
- Administration Committee Charter" and "John Hancock Funds - Governance Committee Charter".

ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Approval of Audit, Audit-related, Tax and Other Services is attached.

(c)(2) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds - Administration Committee Charter" and "John Hancock Funds - Governance Committee Charter".

(c)(3) Contact person at the registrant.



SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Bond Trust

By: /S/ Keith F. Hartstein
    ------------------------------
    Keith F. Hartstein
    President and Chief Executive Officer

Date:    July 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /S/ Keith F. Hartstein
    ------------------------------
    Keith F. Hartstein
    President and Chief Executive Officer

Date:    July 25, 2005


By: /S/ William H. King
    ------------------------------
    William H. King
    Vice President and Treasurer

Date:    July 25, 2005